UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Diversified Income Series

March 31, 2012

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	275,098	$290,390
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.60% 11/25/32		3,873	3,577
Total Agency Asset-Backed Securities (cost $277,768)			293,967

Agency Collateralized Mortgage Obligations – 1.79%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		898	1,019
Series 2001-T8 A2 9.50% 7/25/41		7,783	9,369
Series 2002-T4 A3 7.50% 12/25/41		18,176	20,926
Series 2004-T1 1A2 6.50% 1/25/44		14,011	15,741
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		71,449	80,746
Series 2001-50 BA 7.00% 10/25/41		91,701	98,992
Series 2002-90 A1 6.50% 6/25/42		11,291	13,066
Series 2002-90 A2 6.50% 11/25/42		35,381	40,954
Series 2003-26 AT 5.00% 11/25/32		3,221,771	3,423,670
Series 2003-38 MP 5.50% 5/25/23		1,354,023	1,488,646
Series 2003-122 AJ 4.50% 2/25/28		34,259	35,069
Series 2005-110 MB 5.50% 9/25/35		315,718	347,380
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,571,062
Series 2010-41 PN 4.50% 4/25/40		1,675,000	1,806,765
Series 2010-96 DC 4.00% 9/25/25		3,200,000	3,439,768
Series 2010-116 Z 4.00% 10/25/40		79,630	81,674
Fannie Mae Whole Loan
•Series 2002-W6 2A1 6.64% 6/25/42		32,227	36,468
Series 2004-W9 2A1 6.50% 2/25/44		4,824	5,475
Series 2004-W11 1A2 6.50% 5/25/44		54,186	61,429
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		61,349	71,404
Series 2326 ZQ 6.50% 6/15/31		64,741	74,048
Series 2557 WE 5.00% 1/15/18		1,365,000	1,477,727
Series 2622 PE 4.50% 5/15/18		3,039,675	3,238,647
Series 2662 MA 4.50% 10/15/31		5,799	5,804
Series 2687 PG 5.50% 3/15/32		576,805	595,591
Series 2694 QG 4.50% 1/15/29		248,152	249,020
Series 2762 LG 5.00% 9/15/32		3,895,000	4,098,692
Series 2809 DC 4.50% 6/15/19		917,863	979,843
Series 2872 GC 5.00% 11/15/29		203,041	203,699
Series 2890 PC 5.00% 7/15/30		724,158	731,804
Series 3022 MB 5.00% 12/15/28		13,170	13,183
Series 3123 HT 5.00% 3/15/26		95,000	106,333
Series 3131 MC 5.50% 4/15/33		930,000	989,078
Series 3337 PB 5.50% 7/15/30		74,270	74,256
Series 3416 GK 4.00% 7/15/22		18,867	19,600
Series 3656 PM 5.00% 4/15/40		2,540,000	2,854,522
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		19,216	21,536
Series T-58 2A 6.50% 9/25/43		7,693	8,849
GNMA Series 2010-113 KE 4.50% 9/20/40		4,115,000	4,524,166
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		1,420,000	1,489,949
Total Agency Collateralized Mortgage Obligations (cost $32,768,301)			34,405,970

Agency Mortgage-Backed Securities – 7.55%
Fannie Mae
5.50% 1/1/13	8,781	8,920
6.50% 8/1/17	16,020	17,655
•Fannie Mae ARM
2.277% 10/1/33	22,004	23,163
5.061% 8/1/35	57,309	61,314
5.131% 11/1/35	424,110	451,671
5.528% 6/1/37	6,302	6,722
5.939% 8/1/37	442,214	479,163
Fannie Mae Relocation 15 yr 4.00% 9/1/20	280,324	292,184
Fannie Mae Relocation 30 yr
5.00% 11/1/33	12,125	12,983
5.00% 8/1/34	8,551	9,156
5.00% 11/1/34	26,506	28,380
5.00% 4/1/35	56,819	60,836
5.00% 10/1/35	98,774	105,758
5.00% 1/1/36	145,635	155,933
5.00% 2/1/36	66,518	71,221
Fannie Mae S.F. 15 yr
4.00% 11/1/25	5,389,100	5,775,498
5.00% 5/1/21	306,881	333,152
6.00% 12/1/22	1,128,428	1,223,711
Fannie Mae S.F. 15 yr TBA
3.00% 4/1/27	1,608,000	1,664,531
3.50% 4/1/27	4,419,000	4,634,426
Fannie Mae S.F. 20 yr 5.50% 8/1/28	1,323,880	1,444,530
Fannie Mae S.F. 30 yr
4.00% 1/1/42	1,114,050	1,169,326
5.00% 5/1/34	7,314	7,916
5.00% 1/1/35	10,361	11,214
5.00% 5/1/35	19,523	21,111
5.00% 6/1/35	34,504	37,311
5.00% 9/1/35	401,517	434,175
5.00% 12/1/36	3,134,966	3,389,950
5.00% 12/1/37	376,344	406,837
5.00% 2/1/38	285,889	309,052
6.00% 7/1/38	9,186,131	10,130,349
6.00% 2/1/41	3,527,226	3,908,518
6.50% 2/1/36	827,704	933,829
6.50% 3/1/36	745,476	841,058
7.50% 3/1/32	614	735
7.50% 4/1/32	2,064	2,476
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/42	7,740,000	7,948,013
3.50% 5/1/42	8,125,000	8,319,239
4.00% 5/1/42	16,290,000	17,043,412
5.50% 5/1/42	9,710,000	10,562,658
6.00% 4/1/42	8,412,000	9,267,659
6.00% 5/1/42	7,216,000	7,938,728
6.00% 6/1/42	8,395,000	9,224,007
•Freddie Mac ARM
2.342% 12/1/33	44,550	46,933
2.56% 4/1/34	2,741	2,924
2.495% 7/1/36	197,955	211,385
2.786% 2/1/37	313,212	335,954
5.695% 6/1/37	487,130	515,163
5.264% 8/1/37	6,099	6,511
5.979% 10/1/37	7,509	8,138
6.206% 10/1/37	144,576	156,787
Freddie Mac Relocation 30 yr 5.00% 9/1/33	24,118	25,797

Freddie Mac S.F. 15 yr
4.50% 5/1/20	662,869	711,122
5.00% 6/1/18	234,552	251,478
Freddie Mac S.F. 30 yr
5.00% 3/1/34	28,543	31,644
5.00% 2/1/36	10,086	10,879
5.50% 7/1/40	22,763,000	24,804,556
6.00% 2/1/36	1,258,023	1,390,953
6.00% 8/1/38	2,656,578	2,952,230
6.00% 10/1/38	3,740,093	4,156,329
6.50% 8/1/38	318,313	356,553
GNMA I S.F. 30 yr 7.00% 12/15/34	294,072	339,907
Total Agency Mortgage-Backed Securities (cost $143,777,002)		145,083,723

Commercial Mortgage-Backed Securities – 4.17%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	1,890,000	2,012,086
BAML Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38	177,385	179,719
•Series 2005-1 A5 5.337% 11/10/42	4,615,000	5,075,489
•Series 2005-6 A4 5.366% 9/10/47	1,280,000	1,429,341
•Series 2006-2 A4 5.921% 5/10/45	1,765,000	2,005,536
Series 2006-4 A4 5.634% 7/10/46	3,465,000	3,910,190
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	1,684,000	1,881,030
Series 2005-T20 A4A 5.299% 10/12/42	870,000	968,046
Series 2006-PW12 A4 5.902% 9/11/38	1,230,000	1,396,215
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	560,000	589,024
•Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 AM 5.40% 7/15/44	1,135,000	1,218,815
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	2,540,000	2,799,057
Series 2006-C7 A2 5.69% 6/10/46	18,119	18,115
#Series 2010-C1 A1 144A 3.156% 7/10/46	1,816,340	1,890,635
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.596% 2/15/39	87,736	92,644
#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3 5.002% 11/10/46	3,230,000	3,634,651
•Series 2011-LC1A C 5.728% 11/10/46	820,000	853,564
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	2,310,000	2,492,224
Series 2005-GG4 A4 4.761% 7/10/39	2,070,000	2,207,142
Series 2005-GG4 A4A 4.751% 7/10/39	5,185,000	5,622,925
•Series 2006-GG6 A4 5.553% 4/10/38	1,815,000	2,011,196
#Series 2010-C1 A2 144A 4.592% 8/10/43	3,090,000	3,402,294
•#Series 2010-C1 C 144A 5.635% 8/10/43	1,175,000	1,241,914
•#Series 2011-GC3 B 144A 5.361% 3/10/44	1,520,000	1,632,541
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	6,780,000	7,388,025
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	880,000	966,223
Series 2005-LDP4 A4 4.918% 10/15/42	2,321,000	2,531,322
Series 2005-LDP5 A4 5.372% 12/15/44	2,685,000	2,994,870
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	1,100,000	1,156,775
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	673,454	683,375
•Series 2005-CKI1 A6 5.391% 11/12/37	900,000	1,004,117
•Morgan Stanley Capital I Series 2007-T27 A4 5.817% 6/11/42	4,890,000	5,621,617
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.607% 2/15/33	100,000	98,240
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	1,890,000	2,113,075
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	3,845,000	4,307,842
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	2,460,000	2,636,535
Total Commercial Mortgage-Backed Securities (cost $73,095,181)		80,066,409

Convertible Bonds – 1.74%
AAR 1.75% exercise price $29.04, expiration date 1/1/26	1,014,000	1,006,395
Advanced Micro Devices
5.75% exercise price $20.13, expiration date 8/15/12	486,000	495,113
6.00% exercise price $28.08, expiration date 4/30/15	1,109,000	1,158,905

#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	889,000	688,975
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	1,185,000	1,170,187
*Alere 3.00% exercise price $43.98, expiration date 5/15/16	834,000	841,298
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	917,000	961,704
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	1,168,000	979,660
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	241,000	243,109
Chesapeake Energy 2.25% exercise price $85.81, expiration date 12/15/38	861,000	700,639
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	731,000	572,921
#Corporate Office Properties 144A 4.25% exercise price $48.00, expiration date 4/12/30	555,000	543,206
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	364,000	293,020
Equinix 4.75% exercise price $84.32, expiration date 6/15/16	415,000	832,075
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	760,000	978,500
ϕGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	512,000	542,080
Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29	901,000	1,033,898
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	849,000	899,940
ϕHologic 2.00% exercise price $31.17, expiration date 2/27/42	170,000	169,788
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	313,000	301,654
Intel 2.95% exercise price $29.96, expiration date 12/15/35	865,000	999,075
James River Coal 4.50% exercise price $25.78, expiration date 12/1/15	312,000	176,280
Jefferies Group 3.875% exercise price $37.94, expiration date 11/1/29	929,000	887,195
L-3 Communications Holdings 3.00% exercise price $96.48, expiration date 8/1/35	958,000	937,643
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	1,241,000	1,189,808
#Lexington Realty Trust 144A 6.00% exercise price $7.01, expiration date 1/11/30	563,000	777,644
Linear Technology 3.00% exercise price $43.39, expiration date 5/1/27	1,760,000	1,880,999
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	1,420,000	1,364,974
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	535,000	567,769
Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	110,000	0
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	582,000	1,092,705
National Retail Properties 5.125% exercise price $25.37, expiration date 6/15/28	465,000	531,263
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	237,000	268,995
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	353,000	350,353
2.75% exercise price $42.13, expiration date 6/30/17	614,000	526,505
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	1,450,000	1,426,437
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	562,000	565,513
*Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	151,000	144,205
PHH 4.00% exercise price $25.80, expiration date 9/1/14	1,232,000	1,188,879
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	681,000	717,604
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	822,000	977,153
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	380,000	669,750
Transocean 1.50% exercise price $158.97, expiration date 12/15/37	597,000	594,015
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	909,000	1,165,792
Total Convertible Bonds (cost $31,627,835)		33,413,623

Corporate Bonds – 50.25%
Automotive – 0.80%
#Allison Transmission 144A 11.00% 11/1/15	498,000	526,635
America Axle & Manufacturing 7.875% 3/1/17	1,450,000	1,500,750
ArvinMeritor 8.125% 9/15/15	2,010,000	2,130,600
Chrysler Group 8.25% 6/15/21	1,250,000	1,268,750
Ford Motor 7.45% 7/16/31	3,045,000	3,737,737
Ford Motor Credit
5.00% 5/15/18	3,075,000	3,192,945
12.00% 5/15/15	1,445,000	1,795,413
Tomkins 9.00% 10/1/18	1,136,000	1,263,800
		15,416,630
Banking – 6.34%
Abbey National Treasury Services 4.00% 4/27/16	2,245,000	2,229,408
AgriBank 9.125% 7/15/19	2,750,000	3,493,991
Bank of America
3.75% 7/12/16	1,490,000	1,498,892
3.875% 3/22/17	1,985,000	1,998,186
5.70% 1/24/22	1,580,000	1,675,715

BB&T
3.95% 3/22/22		2,305,000	2,315,709
5.25% 11/1/19		10,782,000	11,853,990
BB&T Capital Trust II 6.75% 6/7/36		2,470,000	2,523,354
•BB&T Capital Trust IV 6.82% 6/12/57		995,000	1,008,681
Capital One Capital V 10.25% 8/15/39		1,815,000	1,873,988
City National 5.25% 9/15/20		2,635,000	2,654,041
@#CoBank 144A 7.875% 4/16/18		2,634,000	3,153,364
Export-Import Bank of Korea 5.00% 4/11/22		2,145,000	2,273,696
Fifth Third Bancorp 3.50% 3/15/22		1,390,000	1,360,991
•Fifth Third Capital Trust IV 6.50% 4/15/37		3,835,000	3,835,000
•#HBOS Capital Funding 144A 6.071% 6/29/49		1,240,000	889,700
#HSBC Bank 144A 4.75% 1/19/21		2,695,000	2,854,493
HSBC Holdings 4.00% 3/30/22		8,755,000	8,695,842
JPMorgan Chase
4.50% 1/24/22		2,265,000	2,361,038
•4.63% 6/21/12	AUD	3,300,000	3,411,261
6.00% 10/1/17	USD	3,230,000	3,700,185
JPMorgan Chase Capital XXV 6.80% 10/1/37		4,307,000	4,352,654
KeyBank 6.95% 2/1/28		4,255,000	4,724,935
KeyCorp 5.10% 3/24/21		2,190,000	2,418,207
Korea Development Bank 8.00% 1/23/14		3,220,000	3,557,482
Lloyds TSB Bank 4.20% 3/28/17		2,510,000	2,531,671
•National City Bank 0.845% 6/7/17		1,905,000	1,739,082
PNC Bank 6.875% 4/1/18		5,710,000	6,788,659
PNC Funding 3.30% 3/8/22		1,310,000	1,298,691
•#PNC Preferred Funding Trust II 144A 1.696% 3/29/49		2,500,000	1,920,675
Rabobank Utrecht 3.875% 2/8/22		2,720,000	2,635,751
SunTrust Bank
•0.782% 8/24/15		1,965,000	1,794,925
3.50% 1/20/17		2,785,000	2,843,822
SVB Financial Group 5.375% 9/15/20		865,000	937,078
U.S. Bank 4.95% 10/30/14		1,755,000	1,923,396
•USB Capital IX 3.50% 10/29/49		7,500,000	5,790,975
Wachovia
•0.937% 10/15/16		1,755,000	1,633,024
5.60% 3/15/16		4,065,000	4,528,182
Wells Fargo
3.50% 3/8/22		1,950,000	1,923,706
4.75% 2/9/15		2,165,000	2,323,887
Zions Bancorp 7.75% 9/23/14		550,000	602,591
			121,930,918
Basic Industry – 5.30%
AK Steel 7.625% 5/15/20		1,145,000	1,110,650
Alcoa
5.40% 4/15/21		2,350,000	2,432,621
6.75% 7/15/18		3,125,000	3,566,766
#Algoma Acquisition 144A 9.875% 6/15/15		1,305,000	1,194,075
#Anglo American Capital 144A 2.625% 4/3/17		4,350,000	4,359,727
ArcelorMittal
6.25% 2/25/22		1,065,000	1,078,793
9.85% 6/1/19		3,325,000	4,006,229
#Barrick Gold 144A
3.85% 4/1/22		4,340,000	4,366,192
5.25% 4/1/42		515,000	519,753
Barrick North America Finance 4.40% 5/30/21		3,435,000	3,627,532
*#Cemex Espana Luxembourg 144A 9.25% 5/12/20		1,059,000	982,223
*•#Cemex SAB 144A 5.47% 9/30/15		3,493,000	3,169,898
Century Aluminum 8.00% 5/15/14		1,229,000	1,262,798
CF Industries 7.125% 5/1/20		1,165,000	1,390,719

#CODELCO 144A 3.75% 11/4/20		1,198,000	1,233,335
Compass Minerals International 8.00% 6/1/19		904,000	985,360
Domtar 4.40% 4/1/22		1,655,000	1,638,708
Dow Chemical 8.55% 5/15/19		9,021,000	11,838,772
#FMG Resources August 2006 144A
*6.875% 4/1/22		380,000	371,450
7.00% 11/1/15		1,070,000	1,096,750
Georgia-Pacific 8.00% 1/15/24		5,225,000	6,664,915
#Georgia-Pacific 144A
5.40% 11/1/20		700,000	782,755
8.25% 5/1/16		455,000	501,972
Headwaters 7.625% 4/1/19		1,585,000	1,549,338
Hexion U.S. Finance 8.875% 2/1/18		1,165,000	1,211,600
International Paper
4.75% 2/15/22		5,090,000	5,374,281
9.375% 5/15/19		505,000	668,152
#Kinross Gold 144A 5.125% 9/1/21		2,365,000	2,405,870
Lyondell Chemical 8.00% 11/1/17		225,000	253,688
#LyondellBasell Industries 144A 5.75% 4/15/24		1,810,000	1,810,000
#MacDermid 144A 9.50% 4/15/17		1,111,000	1,158,218
Mohawk Industries 6.375% 1/15/16		621,000	689,310
Momentive Performance Materials 11.50% 12/1/16		690,000	576,150
Norcraft Finance 10.50% 12/15/15		715,000	630,988
Nortek 8.50% 4/15/21		1,380,000	1,373,100
Novelis 8.75% 12/15/20		1,475,000	1,622,500
Ply Gem Industries 13.125% 7/15/14		675,000	685,125
=@Port Townsend 12.431% 8/27/12		214,331	97,520
Rayonier 3.75% 4/1/22		2,070,000	2,035,477
Rio Tinto Finance USA 3.50% 3/22/22		4,915,000	4,934,295
Ryerson
•7.922% 11/1/14		457,000	431,865
12.00% 11/1/15		1,155,000	1,189,650
Smurfit Kappa Funding 7.75% 4/1/15		945,000	954,450
Steel Dynamics 7.75% 4/15/16		1,465,000	1,527,263
Syngenta Finance 3.125% 3/28/22		2,200,000	2,219,206
Teck Resources
3.00% 3/1/19		1,150,000	1,136,665
5.20% 3/1/42		1,945,000	1,852,064
Vale Overseas 4.375% 1/11/22		7,160,000	7,227,632
			101,796,400
Brokerage – 0.43%
•Bear Stearns 4.923% 12/7/12	AUD	1,440,000	1,483,778
Jefferies Group
6.25% 1/15/36	USD	695,000	634,188
6.45% 6/8/27		878,000	873,610
Lazard Group 6.85% 6/15/17		4,829,000	5,314,763
			8,306,339
Capital Goods – 1.30%
Anixter 10.00% 3/15/14		426,000	466,470
Berry Plastics 9.75% 1/15/21		1,155,000	1,267,613
Case New Holland 7.75% 9/1/13		1,000,000	1,070,000
Koninklijke Philips Electronics NV
3.75% 3/15/22		2,220,000	2,237,767
5.00% 3/15/42		3,500,000	3,506,328
Kratos Defense & Security Solutions 10.00% 6/1/17		565,000	614,438
#Meccanica Holdings USA 144A 6.25% 7/15/19		860,000	769,583
#Plastipak Holdings 144A 10.625% 8/15/19		873,000	999,585
Pregis 12.375% 10/15/13		1,193,000	1,200,426
RBS Global 11.75% 8/1/16		928,000	984,840
#Reynolds Group Issuer 144A 9.00% 4/15/19		3,065,000	3,034,350
Stanley Black & Decker 3.40% 12/1/21		1,875,000	1,903,258
TriMas 9.75% 12/15/17		815,000	904,650

#URS 144A 5.00% 4/1/22		1,860,000	1,842,170
#Votorantim Cimentos 144A 7.25% 4/5/41		4,135,000	4,238,374
			25,039,852
Communications – 7.11%
Affinion Group 7.875% 12/15/18		1,400,000	1,281,000
America Movil SAB 5.00% 3/30/20		2,720,000	3,038,229
American Tower
4.70% 3/15/22		910,000	919,125
5.90% 11/1/21		6,670,000	7,366,094
Avaya 9.75% 11/1/15		1,185,000	1,173,150
#Avaya 144A 7.00% 4/1/19		1,265,000	1,274,488
Avaya PIK 10.125% 11/1/15		455,000	452,725
CBS 3.375% 3/1/22		4,525,000	4,377,158
CCO Holdings 7.375% 6/1/20		220,000	239,800
CenturyLink 5.80% 3/15/22		2,280,000	2,230,588
Citizens Communications 6.25% 1/15/13		336,000	346,080
Clear Channel Communications 9.00% 3/1/21		635,000	574,675
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20		940,000	924,100
#Clearwire Communications 144A 12.00% 12/1/15		2,169,000	2,147,310
#Columbus International 144A 11.50% 11/20/14		1,925,000	2,155,038
Cricket Communications 7.75% 10/15/20		1,910,000	1,883,738
Crown Castle International 9.00% 1/15/15		270,000	298,350
#Crown Castle Towers 144A 4.883% 8/15/20		9,815,000	10,116,212
#Deutsche Telekom International Finance 144A 2.25% 3/6/17		5,380,000	5,331,084
#Digicel 8.25% 9/1/17		185,000	197,488
#Digicel Group 144A
8.875% 1/15/15		670,000	685,075
10.50% 4/15/18		280,000	312,200
#DIRECTV Holdings 144A
3.80% 3/15/22		5,030,000	4,971,133
5.15% 3/15/42		1,235,000	1,207,639
DISH DBS
6.75% 6/1/21		603,000	652,748
7.875% 9/1/19		1,140,000	1,316,700
Entravision Communications 8.75% 8/1/17		635,000	675,481
Historic TW 6.875% 6/15/18		5,060,000	6,210,183
Intelsat Bermuda 11.25% 2/4/17		1,545,000	1,610,663
#Intelsat Bermuda PIK 144A 11.50% 2/4/17		610,000	629,825
Intelsat Jackson Holdings 7.25% 10/15/20		835,000	879,881
Interpublic Group 4.00% 3/15/22		3,160,000	3,100,582
Level 3 Financing 10.00% 2/1/18		930,000	1,023,000
MetroPCS Wireless 6.625% 11/15/20		655,000	652,544
#Nara Cable Funding 144A 8.875% 12/1/18		1,770,000	1,690,350
Nielsen Finance
11.50% 5/1/16		383,000	443,323
11.625% 2/1/14		368,000	426,880
NII Capital 10.00% 8/15/16		1,400,000	1,592,500
#Oi 144A
5.75% 2/10/22		2,626,000	2,708,063
9.75% 9/15/16	BRL	7,508,000	4,277,007
PAETEC Holding 8.875% 6/30/17	USD	698,000	760,820
Qwest
6.75% 12/1/21		1,725,000	1,929,844
8.375% 5/1/16		6,420,000	7,703,498
#Sinclair Television Group 144A 9.25% 11/1/17		785,000	877,238
#Sirius XM Radio 144A 8.75% 4/1/15		1,083,000	1,234,620
Sprint Capital 8.75% 3/15/32		685,000	590,813
Sprint Nextel
*6.00% 12/1/16		565,000	507,088
8.375% 8/15/17		600,000	582,000
#Sprint Nextel 144A 9.125% 3/1/17		1,165,000	1,162,088
Telecom Italia Capital 5.25% 10/1/15		310,000	320,850

Telefonica Emisiones
5.462% 2/16/21	950,000	925,155
6.421% 6/20/16	2,495,000	2,662,305
Telesat Canada
11.00% 11/1/15	2,129,000	2,283,353
12.50% 11/1/17	391,000	438,898
Time Warner Cable
5.50% 9/1/41	2,250,000	2,365,702
8.25% 4/1/19	3,485,000	4,463,162
#Univision Communications 144A 6.875% 5/15/19	1,130,000	1,151,188
#UPC Holding 144A 9.875% 4/15/18	590,000	654,900
#UPCB Finance III 144A 6.625% 7/1/20	1,870,000	1,916,750
Videotron 6.375% 12/15/15	32,000	32,840
#VimpelCom 144A
•4.471% 6/29/14	2,820,000	2,745,947
7.504% 3/1/22	1,263,000	1,231,425
Virgin Media Finance 8.375% 10/15/19	850,000	956,250
Virgin Media Secured Finance 6.50% 1/15/18	7,925,000	8,648,155
#Vivendi 144A 6.625% 4/4/18	4,625,000	5,202,162
West 7.875% 1/15/19	425,000	454,750
#Wind Acquisition Finance 144A 11.75% 7/15/17	1,645,000	1,628,550
Windstream
7.875% 11/1/17	235,000	260,263
8.125% 8/1/13	455,000	486,850
#XM Satellite Radio 144A 13.00% 8/1/13	910,000	1,033,988
		136,603,661
Consumer Cyclical – 1.13%
CKE Restaurants 11.375% 7/15/18	1,078,000	1,237,005
Dave & Buster's 11.00% 6/1/18	350,000	376,250
#Delphi 144A 6.125% 5/15/21	1,865,000	1,995,550
Federated Retail Holdings
3.875% 1/15/22	225,000	226,103
5.90% 12/1/16	2,550,000	2,929,279
Hanesbrands 6.375% 12/15/20	1,070,000	1,104,775
*Levi Strauss 7.625% 5/15/20	320,000	340,000
New Albertsons 7.25% 5/1/13	294,000	308,700
OSI Restaurant Partners 10.00% 6/15/15	836,000	869,440
Quiksilver 6.875% 4/15/15	1,220,000	1,232,200
#Rite Aid 144A 9.25% 3/15/20	325,000	329,063
#Sealy Mattress 144A 10.875% 4/15/16	295,000	320,815
Target 2.90% 1/15/22	2,470,000	2,446,436
Wyndham Worldwide
4.25% 3/1/22	4,100,000	4,027,368
5.625% 3/1/21	1,610,000	1,736,387
5.75% 2/1/18	1,940,000	2,163,028
		21,642,399
Consumer Non-Cyclical – 4.30%
#Aristotle Holding 144A
2.65% 2/15/17	4,085,000	4,135,862
3.50% 11/15/16	880,000	920,182
3.90% 2/15/22	1,645,000	1,666,066
4.75% 11/15/21	745,000	798,859
Bio-Rad Laboratories
4.875% 12/15/20	455,000	467,835
8.00% 9/15/16	515,000	574,225
CareFusion 6.375% 8/1/19	8,080,000	9,402,857
Celgene 3.95% 10/15/20	2,215,000	2,259,564
Del Monte 7.625% 2/15/19	1,635,000	1,635,000
#Dole Food 144A 8.00% 10/1/16	705,000	743,775
General Mills 3.15% 12/15/21	1,190,000	1,193,562
#Heineken 144A 3.40% 4/1/22	3,475,000	3,456,645
Ingles Markets 8.875% 5/15/17	851,000	925,463

Jarden
6.125% 11/15/22	680,000	715,700
7.50% 1/15/20	365,000	397,850
•Kraft Foods 1.457% 7/10/13	3,595,000	3,619,281
Medtronic 3.125% 3/15/22	2,140,000	2,154,674
NBTY 9.00% 10/1/18	1,635,000	1,808,719
PepsiCo 2.75% 3/5/22	2,970,000	2,895,931
#Pernod-Ricard 144A
2.95% 1/15/17	1,230,000	1,243,838
4.45% 1/15/22	3,595,000	3,653,861
5.50% 1/15/42	1,450,000	1,463,046
Quest Diagnostics 4.70% 4/1/21	5,345,000	5,796,197
#SABMiller Holdings 144A
2.45% 1/15/17	1,820,000	1,844,901
3.75% 1/15/22	6,155,000	6,274,628
4.95% 1/15/42	645,000	670,875
Safeway 4.75% 12/1/21	2,465,000	2,553,176
Sara Lee 4.10% 9/15/20	1,491,000	1,513,010
Scotts Miracle-Gro 6.625% 12/15/20	540,000	571,050
Tops Markets 10.125% 10/15/15	510,000	546,975
Tyson Foods 10.50% 3/1/14	840,000	978,600
#Woolworths 144A
3.15% 4/12/16	975,000	1,011,342
4.55% 4/12/21	4,045,000	4,357,180
Yale University 2.90% 10/15/14	3,520,000	3,723,488
Zimmer Holdings
3.375% 11/30/21	2,700,000	2,713,395
4.625% 11/30/19	3,610,000	3,989,483
		82,677,095
Electric – 3.74%
Ameren Illinois 9.75% 11/15/18	5,810,000	7,880,793
#American Transmission Systems 144A 5.25% 1/15/22	4,370,000	4,943,222
Baltimore Gas & Electric 3.50% 11/15/21	3,870,000	3,919,509
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21	6,649,000	7,310,576
CMS Energy
4.25% 9/30/15	5,345,000	5,572,414
6.25% 2/1/20	1,820,000	1,997,188
ComEd Financing III 6.35% 3/15/33	1,830,000	1,765,628
Commonwealth Edison 3.40% 9/1/21	4,145,000	4,282,365
Duquense Light Holdings 5.50% 8/15/15	1,076,000	1,118,336
Florida Power 5.65% 6/15/18	645,000	771,294
•FPL Group Capital 6.35% 10/1/66	2,210,000	2,256,383
Great Plains Energy 5.292% 6/15/22	3,250,000	3,474,468
Ipalco Enterprises 5.00% 5/1/18	1,370,000	1,370,000
Jersey Central Power & Light 5.625% 5/1/16	495,000	556,672
LG&E & KU Energy 3.75% 11/15/20	2,635,000	2,628,576
#LG&E & KU Energy 144A 4.375% 10/1/21	3,430,000	3,532,660
PacifiCorp 2.95% 2/1/22	2,305,000	2,277,151
Pennsylvania Electric 5.20% 4/1/20	3,195,000	3,468,010
•PPL Capital Funding 6.70% 3/30/67	335,000	335,350
Public Service Company of Oklahoma 5.15% 12/1/19	3,595,000	4,043,487
Puget Energy 6.00% 9/1/21	1,065,000	1,135,452
SCANA 4.125% 2/1/22	2,260,000	2,265,675
•Wisconsin Energy 6.25% 5/15/67	4,880,000	5,031,866
		71,937,075
Energy – 5.78%
Antero Resources Finance 9.375% 12/1/17	545,000	592,688
Berry Petroleum 10.25% 6/1/14	980,000	1,136,800
#BG Energy Capital 144A 4.00% 10/15/21	3,485,000	3,641,543
#Canadian Oil Sands 144A 4.50% 4/1/22	2,245,000	2,266,049
Chesapeake Energy
6.125% 2/15/21	570,000	567,150

*6.625% 8/15/20	572,000	584,870
6.875% 11/15/20	38,000	39,425
7.25% 12/15/18	141,000	151,223
9.50% 2/15/15	207,000	238,050
Comstock Resources 7.75% 4/1/19	440,000	411,400
#Continental Resources 144A 5.00% 9/15/22	805,000	810,031
Copano Energy 7.75% 6/1/18	820,000	863,050
Ecopetrol 7.625% 7/23/19	3,416,000	4,244,380
Encana 3.90% 11/15/21	4,790,000	4,672,305
#ENI 144A 4.15% 10/1/20	3,855,000	3,829,646
*Forest Oil 7.25% 6/15/19	907,000	891,128
#Helix Energy Solutions Group 144A 9.50% 1/15/16	663,000	695,321
#Hercules Offshore 144A 10.50% 10/15/17	1,345,000	1,415,613
#Hilcorp Energy I 144A 7.625% 4/15/21	640,000	694,400
Holly 9.875% 6/15/17	435,000	487,200
Husky Energy 3.95% 4/15/22	4,325,000	4,363,051
#IPIC GMTN 144A 5.50% 3/1/22	1,688,000	1,744,970
Linn Energy 8.625% 4/15/20	615,000	665,738
#Linn Energy 144A
6.25% 11/1/19	250,000	242,813
6.50% 5/15/19	210,000	206,850
Lukoil International Finance 6.125% 11/9/20	4,290,000	4,568,850
#Murray Energy 144A 10.25% 10/15/15	1,070,000	1,045,925
#NFR Energy 144A 9.75% 2/15/17	875,000	756,875
Noble Holding International
3.95% 3/15/22	2,665,000	2,668,475
5.25% 3/15/42	5,850,000	5,833,350
Pemex Project Funding Master Trust 6.625% 6/15/35	1,510,000	1,736,500
Petrobras International Finance
3.50% 2/6/17	2,240,000	2,301,531
5.375% 1/27/21	7,426,000	8,032,993
5.875% 3/1/18	315,000	354,897
Petrohawk Energy 7.25% 8/15/18	2,520,000	2,894,850
Petroleos de Venezuela
9.00% 11/17/21	12,626,000	10,290,189
12.75% 2/17/22	1,561,000	1,564,903
Petroleum Development 12.00% 2/15/18	822,000	895,980
Pride International 6.875% 8/15/20	8,765,000	10,706,201
Quicksilver Resources 9.125% 8/15/19	685,000	671,300
Range Resources
5.75% 6/1/21	390,000	411,450
8.00% 5/15/19	1,167,000	1,286,618
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	329,715	354,444
#Samson Investment 144A 9.75% 2/15/20	300,000	304,125
SandRidge Energy 7.50% 3/15/21	360,000	356,400
#Southwestern Energy 144A 4.10% 3/15/22	2,155,000	2,140,480
Transocean
5.05% 12/15/16	340,000	364,497
6.375% 12/15/21	4,326,000	4,876,439
Weatherford Bermuda
4.50% 4/15/22	975,000	973,586
9.625% 3/1/19	2,550,000	3,384,013
Williams
7.75% 6/15/31	628,000	767,107
8.75% 3/15/32	678,000	896,216
#Woodside Finance 144A
8.125% 3/1/14	1,300,000	1,441,712
8.75% 3/1/19	3,000,000	3,812,433
		111,148,033
Finance Companies – 1.95%
#CDP Financial 144A
4.40% 11/25/19	4,590,000	4,962,882
5.60% 11/25/39	3,200,000	3,760,186

E Trade Financial 12.50% 11/30/17		1,642,000	1,919,088
#FUEL Trust 144A 3.984% 6/15/16		1,625,000	1,650,218
General Electric Capital
4.65% 10/17/21		4,125,000	4,398,809
5.50% 2/1/17	NZD	2,280,000	1,907,393
6.00% 8/7/19	USD	8,370,000	9,788,959
#Hyundai Capital Services 144A 3.50% 9/13/17		1,400,000	1,405,013
•#ILFC E-Capital Trust I 144A 5.03% 12/21/65		1,545,000	1,035,397
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		760,000	560,500
International Lease Finance
5.875% 4/1/19		815,000	788,769
6.25% 5/15/19		1,898,000	1,873,950
8.25% 12/15/20		795,000	876,654
8.75% 3/15/17		950,000	1,059,250
Nuveen Investments 10.50% 11/15/15		503,000	523,749
#Nuveen Investments 144A 10.50% 11/15/15		840,000	870,450
			37,381,267
Healthcare – 0.73%
Accellent
8.375% 2/1/17		635,000	641,350
10.00% 11/1/17		10,000	8,213
Biomet 11.625% 10/15/17		781,000	848,361
Biomet PIK 10.375% 10/15/17		698,000	755,585
Boston Scientific 6.00% 1/15/20		2,525,000	2,902,762
Community Health Systems 8.875% 7/15/15		234,000	242,775
*#Community Health Systems 144A 8.00% 11/15/19		460,000	478,400
HCA 7.50% 2/15/22		1,245,000	1,329,038
HCA Holdings 7.75% 5/15/21		1,405,000	1,459,444
#Kinetic Concepts 144A 12.50% 11/1/19		1,095,000	1,040,250
#Multiplan 144A 9.875% 9/1/18		1,250,000	1,356,250
#Mylan 144A 6.00% 11/15/18		1,310,000	1,375,500
Radnet Management 10.375% 4/1/18		570,000	570,000
Teva Pharmaceutical Finance IV 3.65% 11/10/21		1,085,000	1,100,537
			14,108,465
Insurance – 1.62%
American International Group
5.85% 1/16/18		285,000	310,704
8.25% 8/15/18		2,315,000	2,786,038
•Chubb 6.375% 3/29/67		3,000,000	3,112,500
Coventry Health Care 5.45% 6/15/21		4,190,000	4,594,942
#Highmark 144A
4.75% 5/15/21		1,235,000	1,239,203
6.125% 5/15/41		515,000	537,018
•ING Groep 5.775% 12/29/49		1,495,000	1,293,175
•#Liberty Mutual Group 144A 7.00% 3/15/37		790,000	714,950
MetLife
6.40% 12/15/36		75,000	73,875
6.817% 8/15/18		2,630,000	3,226,834
#MetLife Capital Trust X 144A 9.25% 4/8/38		3,120,000	3,775,199
Prudential Financial
3.875% 1/14/15		1,020,000	1,074,773
4.50% 11/15/20		785,000	834,329
4.50% 11/16/21		585,000	622,414
6.00% 12/1/17		1,880,000	2,193,029
=@#‡wTwin Reefs Pass Through Trust 144A 1.386% 12/31/49		600,000	0
•XL Capital 6.50% 12/31/49		1,210,000	1,031,525
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65		2,275,000	2,275,000
•#ZFS Finance USA Trust IV 144A 5.875% 5/9/32		1,445,000	1,457,644
			31,153,152

Natural Gas – 2.96%
AmeriGas Partners
6.50% 5/20/21	349,000	355,980
6.75% 5/20/20	180,000	183,150
7.00% 5/20/22	285,000	291,413
CenterPoint Energy 5.95% 2/1/17	2,590,000	2,943,553
#China Resources Gas Group 144A 4.50% 4/5/22	1,660,000	1,634,662
El Paso Pipeline Partners Operating 6.50% 4/1/20	2,520,000	2,828,697
•Enbridge Energy Partners 8.05% 10/1/37	4,085,000	4,442,707
Energy Transfer Partners
4.65% 6/1/21	1,140,000	1,163,559
6.05% 6/1/41	570,000	577,158
9.70% 3/15/19	2,159,000	2,763,932
Enterprise Products Operating
•7.034% 1/15/68	4,580,000	4,929,362
9.75% 1/31/14	2,840,000	3,260,445
Inergy 6.875% 8/1/21	550,000	532,125
Kinder Morgan Energy Partners
3.95% 9/1/22	2,175,000	2,157,939
9.00% 2/1/19	3,840,000	4,925,384
Nisource Finance
4.45% 12/1/21	710,000	742,034
5.80% 2/1/42	2,255,000	2,415,335
Plains All American Pipeline
3.65% 6/1/22	1,965,000	1,933,153
8.75% 5/1/19	3,435,000	4,480,274
Southwest Gas 3.875% 4/1/22	2,885,000	2,949,027
•TransCanada Pipelines 6.35% 5/15/67	5,835,000	6,037,650
Williams Partners
4.00% 11/15/21	1,950,000	1,974,352
7.25% 2/1/17	2,765,000	3,330,841
		56,852,732
Real Estate – 2.01%
Alexandria Real Estate Equities 4.60% 4/1/22	2,980,000	2,922,876
Brandywine Operating Partnership 4.95% 4/15/18	2,655,000	2,710,843
Developers Diversified Realty
4.75% 4/15/18	2,200,000	2,281,998
7.50% 4/1/17	1,060,000	1,203,947
7.875% 9/1/20	2,175,000	2,576,353
9.625% 3/15/16	865,000	1,048,151
Digital Realty Trust
5.25% 3/15/21	2,985,000	3,083,227
5.875% 2/1/20	2,105,000	2,296,443
Health Care REIT
4.125% 4/1/19	975,000	968,686
5.25% 1/15/22	3,575,000	3,746,644
Host Hotels & Resorts
5.875% 6/15/19	905,000	958,169
6.00% 11/1/20	1,140,000	1,214,100
#Host Hotels & Resorts 144A
5.25% 3/15/22	1,220,000	1,220,000
6.00% 10/1/21	960,000	1,027,200
#Qatari Diar Finance 144A 5.00% 7/21/20	1,601,000	1,723,076
Regency Centers
4.80% 4/15/21	1,960,000	2,026,297
5.875% 6/15/17	575,000	643,782
UDR 4.625% 1/10/22	2,620,000	2,687,318
•#USB Realty 144A 1.614% 12/29/49	900,000	682,704
#WEA Finance 144A 4.625% 5/10/21	3,555,000	3,602,854
		38,624,668
Services Cyclical – 1.23%
Ameristar Casinos 7.50% 4/15/21	1,175,000	1,238,156
#Ashtead Capital 144A 9.00% 8/15/16	832,000	872,560
Beazer Homes USA 9.125% 5/15/19	700,000	605,500

Casella Waste Systems 11.00% 7/15/14	115,000	123,625
Corrections Corporation of America 7.75% 6/1/17	1,220,000	1,335,900
#Equinox Holdings 144A 9.50% 2/1/16	225,000	241,734
FTI Consulting
6.75% 10/1/20	670,000	721,088
7.75% 10/1/16	340,000	351,475
Geo Group 6.625% 2/15/21	645,000	678,056
Iron Mountain 7.75% 10/1/19	290,000	318,275
M/I Homes 8.625% 11/15/18	1,010,000	1,015,050
*Marina District Finance 9.875% 8/15/18	440,000	397,100
MGM Resorts International
7.75% 3/15/22	315,000	321,300
11.375% 3/1/18	2,440,000	2,912,750
Mobile Mini 6.875% 5/1/15	629,000	638,435
PHH 9.25% 3/1/16	3,045,000	3,109,706
*Pinnacle Entertainment 8.75% 5/15/20	1,390,000	1,525,525
Royal Caribbean Cruises 7.00% 6/15/13	1,130,000	1,186,500
RSC Equipment Rental 10.25% 11/15/19	975,000	1,096,875
Ryland Group 8.40% 5/15/17	1,088,000	1,207,680
•#ServiceMaster 144A 10.75% 7/15/15	426,000	448,902
Standard Pacific 10.75% 9/15/16	1,090,000	1,258,950
Western Union 3.65% 8/22/18	1,655,000	1,771,969
Wynn Las Vegas 7.75% 8/15/20	240,000	264,900
		23,642,011
Technology – 1.80%
Amkor Technology 7.375% 5/1/18	550,000	591,938
Broadcom 2.70% 11/1/18	2,765,000	2,815,658
CDW 12.535% 10/12/17	705,000	769,331
Fidelity National Information Services 7.875% 7/15/20	320,000	356,800
First Data
*9.875% 9/24/15	1,255,000	1,267,550
10.55% 9/24/15	735,000	749,700
*11.25% 3/31/16	720,000	655,200
GXS Worldwide 9.75% 6/15/15	2,105,000	2,057,638
*Hewlett-Packard 4.05% 9/15/22	5,610,000	5,598,970
Jabil Circuit 7.75% 7/15/16	330,000	377,850
National Semiconductor 6.60% 6/15/17	4,745,000	5,860,221
Sanmina-SCI 8.125% 3/1/16	1,000	1,031
#Seagate Technology International 144A 10.00% 5/1/14	2,215,000	2,514,025
Symantec 4.20% 9/15/20	2,290,000	2,340,156
Tyco Electronics Group 3.50% 2/3/22	2,245,000	2,193,163
#Unisys 144A 12.75% 10/15/14	427,000	478,240
Xerox
4.50% 5/15/21	3,960,000	4,081,422
6.35% 5/15/18	1,555,000	1,806,518
		34,515,411
Transportation – 1.21%
#AMGH Merger Subsidiary 144A 9.25% 11/1/18	960,000	1,003,200
#Brambles USA 144A
3.95% 4/1/15	6,910,000	7,140,331
5.35% 4/1/20	910,000	968,157
Burlington Northern Santa Fe
4.40% 3/15/42	4,280,000	4,062,666
5.65% 5/1/17	655,000	763,042
CSX 4.75% 5/30/42	635,000	618,263
#ERAC USA Finance 144A 5.25% 10/1/20	6,355,000	6,901,663
Kansas City Southern de Mexico 8.00% 2/1/18	345,000	386,400
#United Air Lines 144A 12.00% 11/1/13	1,260,000	1,341,900
		23,185,622
Utilities – 0.51%
AES 8.00% 6/1/20	616,000	709,940
#Calpine 144A 7.875% 7/31/20	980,000	1,070,650

Elwood Energy 8.159% 7/5/26		755,940	772,948
GenOn Energy 9.875% 10/15/20		700,000	640,500
*Mirant Americas Generation 8.50% 10/1/21		1,516,000	1,341,660
NRG Energy 7.875% 5/15/21		805,000	776,825
•Puget Sound Energy 6.974% 6/1/67		4,314,000	4,427,596
			9,740,119
Total Corporate Bonds (cost $926,580,169)			965,701,849

Municipal Bond – 0.00%
Oregon State Taxable Pension 5.892% 6/1/27		5,000	6,074
Total Municipal Bond (cost $5,000)			6,074

Non-Agency Asset-Backed Securities – 1.50%
•Ally Master Owner Trust Series 2011-1 A1 1.11% 1/15/16		2,200,000	2,218,727
•American Express Credit Account Master Trust Series 2010-1 B 0.84% 11/16/15		1,225,000	1,226,937
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		1,550,000	1,572,698
#Cabela's Master Credit Card Trust Series 2012-1A A1 144A 1.63% 2/18/20		1,925,000	1,912,830
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		2,485,000	2,955,210
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 6/25/32		240,966	243,034
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		425,481	426,943
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		772,000	997,128
•Series 2009-A2 A2 1.79% 5/15/14		110,000	110,215
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		1,716,583	1,658,221
Series 2006-3 A5 5.948% 11/25/36		1,800,000	1,396,436
•#CNH Wholesale Master Note Trust Series 2011-1A A 144A 1.04% 12/15/15		4,300,000	4,303,119
@Countrywide Asset-Backed Certificates Series 2006-13 1AF3 5.944% 1/25/37		18,867	11,895
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		1,010,000	1,204,853
Series 2012-A1 A1 0.81% 8/15/17		1,980,000	1,975,098
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	1,215,000	1,243,562
General Electric Capital Credit Card Master Note Trust Series 2012-2 A 2.22% 1/15/22	USD	1,590,000	1,578,632
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		1,735,000	1,731,273
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		138,326	138,509
•Merrill Auto Trust Securitization Series 2007-1 A4 0.30% 12/15/13		39,710	39,704
Mid-State Trust Series 11 A1 4.864% 7/15/38		13,488	13,578
•Residential Asset Securities
Series 2006-EMX1 A2 0.47% 1/25/36		773,308	691,755
Series 2006-KS3 AI3 0.41% 4/25/36		32,102	29,241
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		1,106,625	1,153,028
Total Non-Agency Asset-Backed Securities (cost $28,191,837)			28,832,626

Non-Agency Collateralized Mortgage Obligations – 0.49%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		295,535	273,663
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34		3,224	3,144
Series 2005-1 2A1 5.50% 2/25/20		329,345	319,543
Series 2005-3 2A1 5.50% 4/25/20		42,301	43,438
Series 2005-6 7A1 5.50% 7/25/20		263,281	251,434
Series 2005-9 5A1 5.50% 10/25/20		504,017	487,161
Bank of America Funding Securities Series 2006-5 2A10 5.75% 9/25/36		676,090	675,001
•Bank of America Mortgage Securities Series 2003-D 1A2 2.747% 5/25/33		16	12
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		128,859	133,715
•Chaseflex Trust Series 2006-1 A4 6.23% 6/25/36		1,490,000	1,107,333
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36		221,826	215,398
Series 2006-4 3A1 5.50% 8/25/21		184,015	180,451
•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 5.069% 8/25/34		224,377	229,313
•wCountrywide Home Loan Mortgage Pass Through Trust Series 2003-21 A1 2.803% 5/25/33		280	277
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		28,790	29,918
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.018% 1/25/36		321,360	285,862

•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.298% 4/25/35		15,033	15,064
Series 2005-A8 2A1 2.597% 11/25/35		289,423	284,548
Series 2006-A2 3A3 5.567% 4/25/36		495,000	431,163
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33		1,012	975
Series 2005-6 7A1 5.206% 6/25/35		320,038	321,427
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		67,428	67,819
•Residential Accredit Loans Series 2004-QA6 NB1 3.559% 12/26/34		2,296	1,631
•Structured ARM Loan Trust Series 2006-5 5A4 5.231% 6/25/36		30,252	2,395
wWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		137,321	89,006
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		149,879	156,840
•Series 2006-AR14 2A1 5.254% 11/25/36		1,927,721	1,546,802
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		1,037,138	1,025,684
Series 2006-3 A11 5.50% 3/25/36		806,265	805,223
•Series 2006-AR5 2A1 2.638% 4/25/36		635,059	501,962
Total Non-Agency Collateralized Mortgage Obligations (cost $9,254,979)			9,486,202

ΔRegional Bonds – 3.44%
Australia – 2.37%
New South Wales Treasury 6.00% 4/1/19	AUD	11,622,000	13,142,369
Queensland Treasury
6.00% 9/14/17	AUD	4,659,000	5,201,185
6.25% 6/14/19	AUD	23,842,000	27,140,124
			45,483,678
Canada – 1.07%
Province of Ontario Canada
3.15% 6/2/22	CAD	10,409,000	10,457,312
4.00% 6/2/21	CAD	8,473,000	9,164,481
Province of Quebec Canada 4.25% 12/1/21	CAD	837,000	918,481
			20,540,274
Total Regional Bonds (cost $64,840,259)			66,023,952

«Senior Secured Loans – 4.47%
99 Cents Only Stores Tranche B 7.00% 10/4/18	USD	1,248,488	1,271,229
Alliance HealthCare Services 7.25% 6/1/16		512,018	476,177
Allied Security Holdings Tranche 2L 8.50% 1/21/18		665,000	667,218
Anchor Glass 6.00% 2/3/16		1,072,443	1,074,122
Aspect Software Tranche B 6.25% 5/7/16		504,700	506,330
Attachmate 6.50% 11/21/16		1,584,684	1,577,758
Avis Budget Car Rental Tranche B 6.25% 6/13/18		746,016	753,167
BNY ConvergEx Group
8.75% 11/29/17		421,199	419,093
8.75% 12/16/17		1,003,801	998,782
Brickman Group Holdings Tranche B 7.25% 10/14/16		1,012,833	1,024,647
Brock Holdings III
10.00% 2/15/18		1,715,000	1,678,556
Tranche B 6.00% 2/15/17		461,082	459,930
Burlington Coat Factory Warehouse Tranche B 6.25% 2/10/17		1,937,384	1,953,464
Caesars Entertainment Tranche B6 5.494% 1/28/18		2,997,000	2,714,412
Cengage Learning Acquisitions
2.49% 7/3/14		400,000	369,698
7.50% 7/7/14		1,238,165	1,201,800
Charter Communications Operating Tranche B 7.25% 3/6/14		123,277	123,508
Chrysler Group Tranche B 6.00% 4/28/17		2,191,582	2,230,186
Clear Channel Communications
Tranche A 3.639% 7/30/14		3,096,555	2,870,119
Tranche B 3.889% 1/29/16		2,982,470	2,422,929
Consolidated Container 5.75% 9/28/14		1,350,000	1,289,250
Covanta Energy Tranche B 4.00% 3/1/19		240,000	239,201
Delos Aircraft Tranche 2 7.00% 3/17/16		1,528,269	1,535,567
Delta Air Lines Tranche B 5.50% 3/29/17		2,152,503	2,152,837

Dynegy Power Tranche 1st Lien 9.25% 7/11/16		594,718	623,711
Emdeon Tranche B 6.75% 8/3/18		1,341,638	1,363,305
First Data 5.00% 3/24/17		1,960,331	1,880,085
FTS International Tranche B 6.25% 4/19/16		2,006,583	2,002,269
Fram Group Holdings
1st Lien 6.50% 7/5/17		562,175	566,861
2nd Lien 10.50% 7/5/18		325,000	320,328
GenOn Energy Tranche B 6.00% 6/20/17		706,739	701,145
Goodman Global Tranche B 5.75% 10/28/16		323,788	326,339
Houghton International Tranche B 6.75% 1/11/16		1,025,141	1,029,626
IASIS Healthcare Tranche B 5.00% 4/18/18		1,116,541	1,118,635
Immucor Tranche B 7.25% 7/2/18		1,562,150	1,582,169
Kinetic Concepts Tranche B 7.00% 1/12/18		2,124,675	2,170,387
Kronos 1st Lien 6.25% 12/11/17		488,775	489,078
Lawson Software Tranche B 6.25% 3/16/18		315,000	311,850
Level 3 Financing
Tranche B2 5.75% 4/11/18		1,095,000	1,107,319
Tranche B3 5.75% 9/1/18		890,000	900,013
Lord & Taylor 5.75% 12/2/18		300,000	302,532
LPL Holdings Tranche B 4.00% 3/6/19		780,000	781,139
MTL Publishing Tranche B 5.50% 11/14/17		755,000	759,813
Multiplan Tranche B 4.75% 8/26/17		1,588,933	1,578,017
Nuveen Investments
5.863% 5/13/17		1,114,518	1,116,146
8.25% 3/1/19		2,532,000	2,572,081
Tranche B 3.257% 11/13/14		400,000	399,450
Tranche B 7.25% 5/13/17		820,000	827,515
NXP 5.25% 2/13/19		2,280,000	2,264,325
OSI Restaurant Partners
2.00% 6/14/13		87,042	85,954
2.563% 6/13/14		2,364,584	2,328,465
2.593% 6/14/13		147,067	144,821
Pharmaceutical Product Development 6.25% 11/10/18		897,750	910,027
Pinnacle Foods Finance
Tranche B 4.75% 10/31/16		545,000	545,229
Tranche D 6.00% 4/2/14		385,917	387,229
Pinnacle Entertainment Tranche B 4.50% 3/5/19		550,000	553,322
PQ 6.74% 7/30/15		3,941,000	3,800,956
Prestige Brands 5.25% 12/20/18		471,439	475,140
@Prime Healthcare Services Tranche B 7.25% 4/28/15		1,749,561	1,716,757
Protection One 5.75% 3/31/19		1,020,000	1,013,625
Remy International Tranche B 6.25% 12/16/16		443,484	445,701
Reynolds Group Holdings 6.50% 7/7/18		2,983,898	3,026,433
Roundy's Supermarkets Tranche B 5.75% 1/24/19		430,000	433,629
@SandRidge Energy 5.00% 2/2/17		1,185,000	1,185,000
Sensus USA 2nd Lien 8.50% 4/13/18		1,810,000	1,810,000
Sophia Tranche B 6.25% 6/5/18		455,000	462,585
SRAM 8.50% 11/12/18		400,000	404,250
Swift Transportation Tranche B2 1.25% 12/15/17		775,000	781,200
Taminco Global Chemical 6.25% 12/16/18		1,145,000	1,154,389
Texas Competitive Electric Holdings 3.50% 10/10/14		466,208	285,604
Toys R US Delaware Tranche B 6.00% 9/1/16		2,057,176	2,064,202
Univision Communications 4.489% 3/29/17		2,672,243	2,482,580
US TelePacific 5.75% 2/10/17		1,443,136	1,383,606
Visant 5.25% 12/31/16		542,536	530,725
Yankee Candle 5.25% 3/2/19		390,000	391,747
Total Senior Secured Loans (cost $84,679,604)			85,907,294

ΔSovereign Bonds – 10.32%
Australia – 0.07%
Australia Government Bond 5.75% 5/15/21	AUD	1,205,000	1,415,430
			1,415,430

Brazil – 0.39%
Brazil Government International Bonds
5.625% 1/7/41	USD	3,093,000	3,580,148
8.875% 10/14/19		2,760,000	3,915,060
			7,495,208
Canada – 0.20%
Canadian Government Bond 3.75% 6/1/19	CAD	3,460,000	3,903,274
			3,903,274
Chile – 0.49%
Chile Government International Bond 5.50% 8/5/20	CLP	4,366,000,000	9,383,415
			9,383,415
Colombia – 0.20%
Colombia Government International Bond 6.125% 1/18/41	USD	3,071,000	3,777,330
			3,777,330
Finland – 0.17%
Finland Government Bond 4.00% 7/4/25	EUR	2,089,000	3,190,878
			3,190,878
Germany – 0.78%
Bundesrepublik Deutschland
2.00% 1/4/22	EUR	6,031,000	8,187,684
2.50% 1/4/21	EUR	2,762,102	3,945,668
3.50% 7/4/19	EUR	1,820,000	2,790,538
			14,923,890
Indonesia – 0.50%
Indonesia Government International Bonds
4.875% 5/5/21	USD	1,280,000	1,393,600
7.25% 4/20/15		1,292,000	1,477,725
#Indonesia Government International Bond 144A 5.25% 1/17/42		2,845,000	2,997,919
Indonesia Treasury Bond 11.00% 11/15/20	IDR	25,404,000,000	3,722,177
			9,591,421
Malaysia – 0.07%
Malaysia Government Bond 4.262% 9/15/16	MYR	4,022,000	1,363,596
			1,363,596
Mexico – 1.16%
Mexican Bonos
6.50% 6/10/21	MXN	16,082,600	1,288,457
7.50% 6/3/27	MXN	23,354,600	1,936,196
8.50% 5/31/29	MXN	172,042,400	15,431,626
8.50% 11/18/38	MXN	17,718,700	1,552,089
Mexico Government International Bond 4.75% 3/8/44	USD	2,180,000	2,141,850
			22,350,218
Norway – 2.25%
Norway Government Bonds
3.75% 5/25/21	NOK	12,026,000	2,337,874
4.25% 5/19/17	NOK	14,150,000	2,761,969
4.50% 5/22/19	NOK	73,796,000	14,845,645
5.00% 5/15/15	NOK	120,554,000	23,305,264
			43,250,752
Panama – 0.32%
Panama Government International Bonds
6.70% 1/26/36	USD	728,000	960,960
7.25% 3/15/15		926,000	1,074,623
7.125% 1/29/26		1,340,000	1,795,600
8.875% 9/30/27		1,551,000	2,384,663
			6,215,846
Peru – 0.34%
Peruvian Government International Bonds
5.625% 11/18/50		920,000	1,035,000
7.125% 3/30/19		4,354,000	5,573,120
			6,608,120

Philippines – 0.38%
Philippine Government International Bonds
5.00% 1/13/37		2,140,000	2,241,650
6.50% 1/20/20		1,848,000	2,243,010
9.50% 10/21/24		1,906,000	2,854,235
			7,338,895
Poland – 0.40%
Poland Government Bonds
5.25% 10/25/17	PLN	7,777,000	2,533,376
5.25% 10/25/20	PLN	6,959,000	2,213,787
Poland Government International Bond 5.00% 3/23/22	USD	2,833,000	3,000,204
			7,747,367
Republic of Korea – 0.13%
Inflation Linked Korea Treasury Bond 2.75% 6/10/20	KRW	2,449,024,139	2,488,634
			2,488,634
Russia – 0.46%
Russia Eurobond 7.50% 3/31/30	USD	4,234,280	5,086,429
#Russia Eurobond 144A
3.25% 4/4/17		2,000,000	2,018,410
7.50% 3/31/30		1,448,725	1,740,281
			8,845,120
South Africa – 1.04%
#Eskom Holdings 144A 5.75% 1/26/21		3,272,000	3,451,960
South Africa Government Bonds
7.25% 1/15/20	ZAR	31,585,000	3,995,373
8.00% 12/21/18	ZAR	95,014,000	12,601,607
			20,048,940
Sweden – 0.13%
Sweden Government Bond 5.00% 12/1/20	SEK	12,990,000	2,447,376
			2,447,376
Turkey – 0.07%
Turkey Government International Bond 5.625% 3/30/21	USD	1,289,000	1,351,517
			1,351,517
United Kingdom – 0.59%
United Kingdom Gilt
4.25% 12/7/27	GBP	1,595,000	3,006,667
4.50% 3/7/19	GBP	1,667,000	3,192,618
4.75% 3/7/20	GBP	2,574,100	5,028,383
			11,227,668
Uruguay – 0.18%
Uruguay Government International Bond 8.00% 11/18/22	USD	2,480,250	3,428,946
			3,428,946
Total Sovereign Bonds (cost $189,560,905)			198,393,841

Supranational Banks – 0.50%
International Bank for Reconstruction & Development
3.25% 12/15/17	SEK	9,650,000	1,533,987
3.375% 4/30/15	NOK	22,000,000	3,990,060
3.625% 6/22/20	NOK	12,410,000	2,221,174
6.00% 2/15/17	AUD	1,770,000	1,948,533
Total Supranational Banks (cost $9,013,640)			9,693,754

U.S. Treasury Obligations – 5.21%
U.S. Treasury Bonds
∞3.125% 11/15/41	USD	41,915,000	40,212,204
3.125% 2/15/42		855,000	819,731
3.75% 8/15/41		45,000	48,656
U.S. Treasury Notes
1.00% 3/31/17		21,790,000	21,742,345
2.00% 2/15/22		37,925,000	37,202,074
Total U.S. Treasury Obligations (cost $101,962,568)			100,025,010

		Number of
		Shares
Common Stock – 0.00%
=†Adelphia Recovery Trust		1	0
=†Calpine		385,000	0

=†Century Communications		2,500,000	0
†Delta Air Lines		67	664
†GenOn Energy		328	682
∏=†PT Holdings		685	7
Total Common Stock (cost $505,457)			1,353

Convertible Preferred Stock – 0.22%
*Apache 6.00% exercise price $109.12, expiration date 8/1/13		13,300	738,682
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49		9,427	523,199
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		201	196,779
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49		579	590,580
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		926	912,341
PPL 9.50% exercise price $28.80, expiration date 7/1/13		15,200	825,968
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		4,150	495,147
Total Convertible Preferred Stock (cost $4,610,483)			4,282,696

Preferred Stock – 0.36%
Alabama Power 5.625%		69,530	1,783,445
#Ally Financial 144A 7.00%		2,000	1,666,313
•PNC Financial Services Group 8.25%		2,440,000	2,512,782
=†PT Holdings		137	0
•US Bancorp 6.50%		35,600	967,964
Total Preferred Stock (cost $6,943,086)			6,930,504

Warrant – 0.00%
∏=@†Port Townsend		137	1
Total Warrant (cost $3,288)			1

		Principal
		Amount°
Short-Term Investments – 13.47%
≠Discount Notes – 4.55%
Federal Home Loan Bank
0.04% 4/27/12	USD	39,101,345	39,101,071
0.65% 4/25/12		48,349,960	48,349,670
			87,450,741
Repurchase Agreements – 6.11%
Bank of America 0.03%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $35,003,618
(collateralized by U.S. government obligations 0.125%-4.125%
12/31/13-5/15/15; market value $35,703,601)		35,003,530	35,003,530

BNP Paribas 0.04%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $82,460,355
(collateralized by U.S. government obligations 1.375%-7.50%
6/15/12-2/15/37; market value $84,109,281)		82,460,080	82,460,080
			117,463,610
U.S. Treasury Obligations – 2.81%
≠United States Treasury Bill 0.008% 4/19/12		54,016,547	54,015,575
			54,015,575
Total Short-Term Investments (cost $258,926,212)			258,929,926

Total Value of Securities Before Securities Lending Collateral – 105.50%
(cost $1,966,623,574)			2,027,478,774

		Number of
		Shares
**Securities Lending Collateral – 0.06%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		688,472	670,090
Delaware Investments Collateral Fund No.1		498,471	498,471
@†Mellon GSL Reinvestment Trust II		1,759,132	0
Total Securities Lending Collateral (cost $2,946,075)			1,168,561

Total Value of Securities – 105.56%
(cost $1,969,569,649)			2,028,647,335	©

	Number of
	Contracts
Written Options – (0.03%)
Put Options – (0.03%)
U.S. Long Bond Future, Strike Price $15.63, Expires 4/20/12 (JPMC)	(298)	(605,312)
Total Written Options (premium received $(409,641))		(605,312)

**Obligation to Return Securities Lending Collateral – (0.15%)		(2,946,075)
Other Liabilities Net of Receivables and Other Assets – (5.38%)		(103,311,552	)z«
Net Assets Applicable to 172,715,923 Shares Outstanding – 100.00%		$1,921,784,396

°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $295,141,390, which represented 15.36% of the Series’ net assets. See Note 5 in "Notes."

*Fully or partially on loan.
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2012.
@Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $6,164,537, which represented 0.32% of the Series’ net assets. See Note 5 in “Notes.”

=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2012, the aggregate value of fair valued securities was $97,528, which represented 0.01% of the Series’ net assets. See Note 1 in "Notes."

‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2012.

∞Fully or partially pledged as collateral for futures contracts.
†Non income producing security.

∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2012, the aggregate value of the restricted securities was $8, which represent 0.00% of the Series’ net assets. See Note 5 in "Notes."

≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $2,797,356 of securities loaned.
zOf this amount, $264,781,262 represents payable for securities purchased as of March 31, 2012.
«Includes foreign currency valued $4,468,491 with a cost of $4,408,188.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(5,981,463)	USD	6,226,823	5/2/2012	$54,675
BAML	BRL	16,192,575	USD	(8,788,372)	5/2/2012	15,170
BAML	CLP	(1,771,525,000)	USD	3,628,613	5/2/2012	(4,577)
BAML	EUR	(25,408,241)	USD	33,528,806	5/2/2012	(362,028)
BAML	HUF	(5,095,235,800)	USD	22,890,000	5/2/2012	(83,088)
BAML	JPY	(199,705,540)	USD	2,379,416	5/2/2012	(33,661)
BAML	MXN	183,359,788	USD	(14,404,999)	5/2/2012	(118,566)
BAML	NOK	(22,285,817)	USD	3,865,569	5/2/2012	(43,351)
BAML	NZD	(1,472,434)	USD	1,194,328	5/2/2012	(8,520)
BAML	RUB	319,883,160	USD	(10,867,996)	5/2/2012	(13,766)
BAML	ZAR	(103,306,279)	USD	13,437,149	5/2/2012	34,430
BCLY	EUR	(2,646,368)	USD	3,505,061	5/2/2012	(24,802)
BCLY	JPY	236,069,245	USD	(2,816,081)	5/2/2012	36,386
CITI	BRL	16,254,000	USD	(8,840,903)	5/2/2012	(3,965)
CITI	EUR	(6,925,541)	USD	9,138,494	5/2/2012	(99,153)
CITI	JPY	251,514,501	USD	(3,000,042)	5/2/2012	39,053
GSC	BRL	20,071,256	USD	(10,887,582)	5/2/2012	24,713
GSC	GBP	431,748	USD	(683,329)	5/2/2012	7,082
GSC	NOK	(7,086,080)	USD	1,224,271	5/2/2012	(18,624)
GSC	RUB	170,055,600	USD	(5,771,444)	5/2/2012	(1,142)
HSBC	AUD	(11,666,880)	USD	12,144,056	5/2/2012	105,245
HSBC	CLP	(2,462,232,167)	USD	5,052,806	5/2/2012	3,057
HSBC	EUR	(4,845,775)	USD	6,395,017	5/2/2012	(68,529)
HSBC	NOK	(61,421,102)	USD	10,668,757	5/2/2012	(104,470)
HSBC	PLN	(18,139,680)	USD	5,700,000	5/2/2012	(113,424)
JPMC	BRL	10,170,750	USD	(5,524,579)	5/2/2012	5,031
JPMC	EUR	(3,227,140)	USD	4,256,597	5/2/2012	(47,929)
JPMC	NOK	(57,467,943)	USD	9,955,469	5/2/2012	(124,376)
MSC	AUD	(3,656,570)	USD	3,798,299	5/2/2012	25,160
MSC	EUR	(14,665,045)	USD	19,344,910	5/2/2012	(216,090)
MSC	GBP	(1,731,322)	USD	2,740,308	5/2/2012	(28,253)
MSC	JPY	(17,479,622)	USD	182,242	5/2/2012	(28,968)
MSC	NOK	(43,126,219)	USD	7,469,998	5/2/2012	(94,317)
MSC	RUB	180,329,600	USD	(6,122,206)	5/2/2012	(3,288)
						$(1,294,885)

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
32	Euro-Bund	$5,820,019	$5,910,310	6/12/12	$90,291
21	Long Gilt	3,801,079	3,846,213	6/30/12	45,134
(187)	U.S. Treasury 10 yr Notes	(24,134,158)	(24,213,578)	6/29/12	(79,420)
184	U.S. Treasury Long Bond	25,513,865	25,351,750	6/21/12	(162,115)
		$11,000,805			$(106,110)

Swap Contracts
CDS Contracts

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Subordinate
BAML	Financials 17.1 5 yr CDS	EUR	22,325,000	5.00%	6/20/17	$555,849
BAML	Kingdom of Spain 5 yr CDS	USD	7,065,000	1.00%	12/20/15	169,989
	ITRAXX Europe Subordinate
BCLY	Financials 17.1 5 yr CDS	EUR	20,825,000	5.00%	6/20/17	511,811
	Kingdom of Spain
BCLY	5 yr CDS	USD	5,276,000	1.00%	3/20/15	196,091
BCLY	5 yr CDS		2,640,000	1.00%	3/21/16	76,981
BCLY	Republic of France 5 yr CDS		7,531,000	0.25%	9/20/16	(122,806)
GSC	Republic of France 5 yr CDS		2,678,000	0.25%	9/20/16	(38,947)
JPMC	Finmeccanica 5 yr CDS		455,000	5.00%	3/20/17	(27,544)
	ITRAXX Europe Crossover
JPMC	16.1 5 yr CDS	EUR	23,165,000	5.00%	12/20/16	(1,301,093)
JPMC	Kingdom of Belgium 5 yr CDS	USD	2,728,000	1.00%	3/20/17	(120,487)
JPMC	Kingdom of Spain
	5 yr CDS		5,129,000	1.00%	3/20/17	126,471
	5 yr CDS		5,379,000	1.00%	9/20/16	125,960
JPMC	MeadWestvaco 5 yr CDS		2,180,000	1.00%	12/20/16	(86,021)
JPMC	Republic of France 5yr CDS		2,848,000	0.25%	12/20/16	(52,641)
JPMC	Republic of Italy 5 yr CDS		2,728,000	1.00%	3/20/17	(133,598)
	Japan
MSC	5 yr CDS		6,799,000	1.00%	3/20/17	(141,274)
MSC	5 yr CDS		4,750,000	1.00%	9/20/16	(56,562)
MSC	Kingdom of Belgium 5 yr CDS		4,882,000	1.00%	12/20/16	(379,265)
	Kingdom of Spain
MSC	5 yr CDS		1,469,000	1.00%	6/20/16	273,243
MSC	5 yr CDS		5,730,000	1.00%	3/20/17	74,681
MSC	Republic of France 5 yr CDS		6,650,000	0.25%	9/20/16	(94,592)
MSC	Republic of Italy 5 yr CDS		4,780,000	1.00%	9/20/16	72,426
						$(371,328)
	Protection Sold / Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	2,180,000	1.00%	12/20/16	72,947
JPMC	Tyson Foods CDS / Ba		2,645,000	1.00%	3/20/16	86,036
						$158,983
Total						$(212,345)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes."

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HUF– Hungarian Forint
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NZD – New Zealand Dollar
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
S.F. – Single Family
SEK – Swedish Krona
TBA – To be announced
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust - Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 30, 2012.

To Be Announced Trades – The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,971,032,638
Aggregate unrealized appreciation	$74,353,773
Aggregate unrealized depreciation	(16,739,076)
Net unrealized appreciation	$57,614,697

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	$-	$272,120,779	$26,048,118	$298,168,897
Corporate Debt	738,682	1,088,469,260	97,520	1,089,305,462
Foreign Debt	-	274,111,547	-	274,111,547
Municipal Bonds	-	6,074	-	6,074
Common Stock	1,346	-	7	1,353
Other	2,751,409	4,179,095	1	6,930,505
Securities Lending Collateral	-	1,168,561	-	1,168,561
Short-Term Investments	-	258,929,926	-	258,929,926
U.S. Treasury Obligations	-	100,025,010	-	100,025,010
Total	$3,491,437	$1,999,010,252	$26,145,646	$2,028,647,335

Foreign Currency Exchange Contracts	$-	$(1,294,885)	$-	$(1,294,885)
Futures Contracts	$(106,110)	$-	$-	$(106,110)
Swap Contracts	$-	$(212,345)	$-	$(212,345)
Written Options	$(605,312)	$-	$-	$(605,312)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency,
	Asset- and
	Mortgage-				Securities
	Backed	Corporate	Common		Lending
	Securities	Debt	Stock	Other	Collateral	Total
Balance as of 12/31/11	$1,217,087	$95,426	$7	$1	$-	$1,312,521
Purchases	24,804,556	4,140	-	-	-	24,808,696
Net change in unrealized
appreciation (depreciation)	26,475	(2,046)	-	-	-	24,429
Balance as of 3/31/12	$26,048,118	$97,520	$7	$1	$-	$26,145,646

Net change in unrealized
appreciation (depreciation) from
investments still held as of 3/31/12	$26,475	$(2,046)	$-	$-	$-	$24,429

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended March 31, 2012, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the period ended March 31, 2012 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2011	201	$216,087
Options written	1,089	1,292,581
Options expired	(144)	(93,630)
Options terminated in closing sales transactions	(848)	(1,005,397)
Options outstanding at March 31, 2012	298	$409,641

Swap Contracts – The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2012, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2012, the net unrealized depreciation of credit default swaps was $212,345. The Series had posted USD 3,770,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2012, the Series would have received EUR 66,315,000 and USD 76,872,000 less the value of the contracts’ related reference obligations. The Series received $4,534,000 in securities collateral for open swap contracts.

As disclosed in the footnotes to the schedule of investments, at March 31, 2012, the notional value of the protection sold was $4,825,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2012, the net unrealized appreciation of the protection sold was $158,983.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2012, the value of securities on loan was $2,797,356, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2012, the value of invested collateral was $1,168,561. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rater lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Emerging Markets Series

March 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 91.59%
Argentina – 1.46%
Cresud ADR	362,769	$4,469,315
#Grupo Clarin Class B GDR 144A	209,100	859,568
@IRSA Inversiones y Representaciones ADR	315,012	3,184,771
†Pampa Energia ADR	50,000	430,000
		8,943,654
Australia – 0.04%
†Alara Resources	119,472	48,260
@†Strike Resources	907,648	188,019
		236,279
Brazil – 13.05%
AES Tiete	359,636	4,897,188
B2W Cia Global Do Varejo	282,684	1,275,883
Banco Santander Brasil ADR	393,000	3,603,810
Brasil Foods ADR	200,000	4,002,000
*Braskem ADR	88,199	1,405,010
†Centrais Eletricas Brasileiras	800,000	7,431,874
*Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	80,590	3,837,696
Cia Siderurgica Nacional ADR	400,000	3,784,000
Cyrela Brazil Realty	300,000	2,670,282
*Fibria Celulose ADR	450,000	3,775,500
@Gerdau	437,700	3,416,441
Gerdau ADR	500,000	4,815,000
Hypermarcas	64,500	455,402
Itau Unibanco Holding ADR	350,000	6,716,500
†Magazine Luiza	150,000	993,345
Petroleo Brasileiro SA ADR	382,206	10,151,391
Petroleo Brasileiro SP ADR	453,795	11,599,000
*Tim Participacoes ADR	165,309	5,332,868
		80,163,190
China/Hong Kong – 14.45%
†Alibaba.com	1,722,000	2,927,063
†Baidu ADR	30,000	4,373,100
Bank of China	15,000,000	6,045,895
†Bitauto Holdings ADR	42,000	222,600
China Construction Bank	8,000,000	6,181,106
China Mengniu Dairy	814,000	2,384,684
China Mobile ADR	173,600	9,561,887
China Petroleum & Chemical ADR	27,088	2,945,007
China Telecom	3,074,000	1,702,148
*China Unicom Hong Kong ADR	568,192	9,545,626
*†Ctrip.com International ADR	193,800	4,193,832
First Pacific	3,183,285	3,529,423
Focus Media Holding ADR	100,000	2,512,000
Fosun International	148,208	88,174
†Foxconn International Holdings	1,766,000	1,257,595
*†Hollysys Automation Technologies	145,100	1,538,060
Industrial & Commercial Bank of China	6,165,500	3,977,691
Metallurgical	3,000,000	672,195
PetroChina	2,128,000	3,008,839
PetroChina ADR	50,000	7,026,500
*†Renren ADR	14,200	78,384
Shanda Games ADR	284,625	1,480,050
*†SINA	79,200	5,148,000
†Sohu.com	75,000	4,137,750
†Tianjin Development Holdings	39,950	18,314
@†Tom Group	26,212,004	2,025,240
Travelsky Technology	4,159,441	2,179,989
		88,761,152

Hungary – 0.56%
*OTP Bank	200,000	3,468,533
		3,468,533
India – 0.87%
Coal India	115,074	778,325
Indiabulls Real Estate GDR	44,628	56,008
#Reliance Industries 144A GDR	143,410	4,180,402
*†Sify Technologies ADR	102,500	333,125
		5,347,860
Indonesia – 1.07%
Tambang Batubara Bukit Asam Persero	2,919,097	6,544,345
		6,544,345
Israel – 0.62%
Israel Chemicals	333,516	3,795,678
		3,795,678
Kingdom of Bahrain – 0.11%
@#Aluminium Bahrain 144A GDR	91,200	695,491
		695,491
Malaysia – 3.86%
Eastern & Oriental	6,023,062	2,950,794
Hong Leong Bank	1,741,890	7,179,768
@KLCC Property Holdings	1,766,200	1,961,323
Oriental Holdings	1,723,920	3,592,262
Petronas Chemicals Group	1,870,500	4,117,635
†UEM Land Holdings	5,336,532	3,904,248
		23,706,030
Mexico – 6.69%
America Movil Series L ADR	236,842	5,880,787
*Cemex ADR	1,040,001	8,070,408
†Empresas ICA	1,242,768	2,368,287
Fomento Economico Mexicano ADR	130,507	10,736,811
Grupo Financiero Banorte	848,200	3,770,441
Grupo Televisa ADR	486,100	10,246,988
		41,073,722
Peru – 0.92%
Cia de Minas Buenaventura ADR	140,940	5,681,291
		5,681,291
Philippines – 0.26%
*Philippine Long Distance Telephone ADR	25,926	1,612,338
		1,612,338
Poland – 0.72%
†Jastrzebska Spolka Weglowa	30,332	921,532
†Polski Koncern Naftowy Orlen	293,760	3,529,315
		4,450,847
Republic of Korea – 11.27%
CJ	51,355	3,865,576
KB Financial Group ADR	186,596	6,848,073
KCC	2,458	707,932
†Korea Electric Power	127,730	2,527,743
Korea Electric Power ADR	200,000	1,946,000
KT	112,200	3,117,493
†LG Display ADR	211,609	2,490,638
Lotte Chilsung Beverage	9	9,669
@Lotte Confectionery	3,264	4,783,970
Samsung Electronics	21,415	24,122,383
Samsung Life Insurance	65,000	5,685,131
†SK Communications	107,325	1,166,267
SK Holdings	9,171	1,195,090
SK Telecom	13,785	1,698,920
SK Telecom ADR	651,100	9,056,801
		69,221,686
Russia – 7.14%
@†Chelyabinsk Zinc Plant GDR	77,800	205,773
@†Enel OGK-5 GDR	15,101	59,373
Gazprom ADR	881,000	10,897,970
LUKOIL ADR	26,333	1,601,046
LUKOIL ADR (London International Exchange)	150,000	9,030,000
MMC Norilsk Nickel ADR	138,831	2,540,607
*Mobile Telesystems ADR	173,502	3,182,027
@=Sberbank	2,711,818	8,770,562

Surgutneftegas ADR	331,152	3,238,667
@†TGK-5 GDR	6,229	5,465
VTB Bank GDR	967,886	4,365,166
		43,896,656
South Africa – 7.80%
ArcelorMittal South Africa	421,035	3,071,573
Blue Label Telecoms	462,103	413,867
Gold Fields ADR	340,348	4,730,837
Impala Platinum Holdings	152,575	3,005,473
JD Group	545,025	3,517,115
Sasol	85,722	4,140,431
Sasol ADR	73,227	3,561,761
Standard Bank Group	317,616	4,611,016
@Sun International	188,959	2,056,928
Tongaat Hulett	245,237	3,324,624
Vodacom Group	1,098,323	15,485,371
		47,918,996
Taiwan – 6.93%
Cathay Financial Holding	2,198,236	2,503,160
Evergreen Marine	6,085,172	4,186,430
Formosa Chemicals & Fibre	2,322,989	6,786,242
Hon Hai Precision Industry	793,408	3,078,768
MediaTek	287,678	2,754,229
MStar Semiconductor	263,112	1,609,507
President Chain Store	1,000,000	5,558,003
Taiwan Semiconductor Manufacturing	2,669,864	7,681,956
United Microelectronics	7,517,461	3,681,408
*United Microelectronics ADR	1,000,000	2,450,000
Walsin Lihwa	7,280,100	2,309,341
		42,599,044
Thailand – 2.77%
Bangkok Bank	717,191	4,512,976
PTT Exploration & Production	580,023	3,282,972
Siam Cement NVDR	800,000	9,211,806
		17,007,754
Turkey – 2.46%
Alarko Gayrimenkul Yatirim Ortakligi	56,975	575,344
@Alarko Holding	1,133,310	2,670,352
Torunlar Gayrimenkul Yatirim Ortakligi	595,651	1,797,813
†Turkcell lletisim Hizmetleri	414,125	2,118,833
*Turkiye Is Bankasi Class C	549,037	1,352,187
Turkiye Sise ve Cam Fabrikalari	2,192,536	4,169,816
@Yazicilar Holding Class A	347,478	2,417,238
		15,101,583
United Kingdom – 0.98%
Anglo American ADR	104,315	1,947,530
@=#†Etalon Group GDR 144A	398,800	2,731,780
@†Griffin Mining	1,846,472	1,284,703
†Mwana Africa	470,093	37,782
		6,001,795
United States – 7.56%
Avon Products	1,341,000	25,961,760
†MEMC Electronic Materials	200,000	722,000
†Yahoo	1,300,000	19,786,000
		46,469,760
Total Common Stock (cost $570,403,686)		562,697,684
Preferred Stock – 5.21%
Brazil – 2.44%
Braskem Class A 5.85%	324,568	2,572,508
Vale Class A 7.38%	550,000	12,442,143
		15,014,651
Republic of Korea – 1.37%
@CJ 3.78%	31,500	544,063
Samsung Electronics 0.69%	11,195	7,862,908
		8,406,971
Russia – 1.40%
@=AK Transneft 0.54%	4,387	8,587,026
		8,587,026
Total Preferred Stock (cost $20,540,245)		32,008,648

Participation Notes – 0.00%
@=†#Lehman Indian Oil CW 12 LEPO 144A	100,339	0
=†#Lehman Oil & Natural Gas CW 12 LEPO 144A	146,971	0
Total Participation Notes (cost $4,952,197)		0

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 4.02%
Repurchase Agreements – 4.02%
Bank of America 0.03%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $7,353,317
(collateralized by U.S. government obligations 0.125%-4.125%
12/31/13-5/15/15; market value $7,500,365)	$7,353,299	7,353,299

BNP Paribas 0.04%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $17,322,700
(collateralized by U.S. government obligations 1.375%-7.50%
6/15/12-2/15/37; market value $17,669,095)	17,322,642	17,322,642
Total Short-Term Investments (cost $24,675,941)		24,675,941

Total Value of Securities Before Securities Lending Collateral – 100.82%
(cost $620,572,069)		619,382,273

	Number of
	Shares
**Securities Lending Collateral – 5.33%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	273,503	266,200
Delaware Investments Collateral Fund No.1	32,457,002	32,457,002
@†Mellon GSL Reinvestment Trust II	494,768	0
Total Securities Lending Collateral (cost $33,225,273)		32,723,202

Total Value of Securities – 106.15%
(653,797,342)		652,105,475	©
**Obligation to Return Securities Lending Collateral – (5.41%)		(33,225,273)

Other Liabilities Net of Receivables and Other Assets – (0.74%)		(4,526,309	)«
Net Assets Applicable to 31,369,057 Shares Outstanding – 100.00%		$614,353,893

ΔSecurities have been classified by country of origin.
@Illiquid security. At March 31, 2012, the aggregate amount of illiquid securities was $45,588,518 which represented 7.42% of the Series’ net assets. See Note 5 in “Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate amount of Rule 144A securities was $8,467,241, which represented 1.38% of the Series’ net assets. See Note 5 in "Notes."
*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2012, the aggregate amount of fair valued securities was $20,089,368, which represented 3.27% of the Series' net assets. See Note 1 in "Notes."
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $32,398,783 of securities loaned.
«Includes foreign currency valued at $735,453 with a cost of $757,975.

The following foreign currency exchange contracts was outstanding at March 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	HKD	15,457,355	USD	(1,991,157)	4/3/12	$(634)
MNB	MYR	(143,706)	USD	46,833	4/2/12	(93)
						$(727)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
LEPO – Low Exercise Price Option
MNB – Mellon National Bank
MYR – Malaysian Ringgit
NVDR – Non-Voting Depositary Receipt
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 30, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series' prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Dividends and distributions, if any, are recorded on the ex-dividend date. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$654,234,996
Aggregate unrealized appreciation	$116,105,822
Aggregate unrealized depreciation	(118,235,343)
Net unrealized depreciation	$(2,129,521)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $2,210,358 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$547,627,915	$15,069,769	$-	$562,697,684
Other	23,421,622	8,587,026	-	32,008,648
Short-Term Investment	-	24,675,941	-	24,675,941
Securities Lending Collateral	-	32,723,202	-	32,723,202
Total	$571,049,537	$81,055,938	$-	$652,105,475

Foreign Currency Exchange Contracts	$-	$(727)	$-	$(727)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels.

The Series' policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S.GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Series’ assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up this shortfall.

At March 31, 2012, the value of securities on loan was $32,398,783, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2012, the value of invested collateral was $32,723,202. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series

March 31, 2012

	Number of
	Shares	Value
²Common Stock – 92.65%
Consumer Discretionary – 17.56%
†DineEquity	383,383	$19,015,797
Gentex	456,700	11,189,150
Interval Leisure Group	551,200	9,590,880
*†K12	822,822	19,443,284
*Strayer Education	198,631	18,726,931
Weight Watchers International	319,723	24,679,417
		102,645,459
Consumer Staples – 3.94%
*†Peet's Coffee & Tea	312,900	23,060,730
		23,060,730
Energy – 4.88%
*Core Laboratories	216,872	28,533,849
		28,533,849
Financial Services – 14.86%
†Affiliated Managers Group	219,000	24,486,390
Heartland Payment Systems	711,724	20,526,120
†IntercontinentalExchange	158,000	21,712,360
†MSCI Class A	548,400	20,186,604
		86,911,474
Healthcare – 12.97%
†ABIOMED	634,700	14,083,993
*†athenahealth	254,600	18,870,952
Perrigo	190,654	19,696,465
Techne	330,600	23,175,060
		75,826,470
Producer Durables – 8.94%
Expeditors International of Washington	370,800	17,245,908
Graco	413,500	21,940,310
*Ritchie Bros Auctioneers	552,100	13,117,896
		52,304,114
Technology – 25.82%
Blackbaud	653,114	21,702,978
†NeuStar Class A	412,400	15,361,900
†Polycom	871,622	16,621,832
†SBA Communications Class A	592,100	30,084,600
†Teradata	333,600	22,734,840
*†VeriFone	471,300	24,446,331
VeriSign	521,770	20,004,662
		150,957,143
Utilities – 3.68%
*j2 Global Communications	749,489	21,495,345
		21,495,345
Total Common Stock (cost $372,141,540)		541,734,584

	Principal
	Amount
Short-Term Investments – 7.48%
≠Discount Notes – 2.46%
Federal Home Loan Bank
0.04% 4/27/12	$6,487,543	6,487,497
0.65% 4/25/12	7,896,879	7,896,832
		14,384,329

Repurchase Agreements – 3.72%
Bank of America 0.03%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $6,487,559
(collateralized by U.S. government obligations 0.125%-4.125%
12/31/13-5/15/15; market value $6,617,294)	6,487,543	6,487,543

BNP Paribas 0.04%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $15,283,176
(collateralized by U.S. government obligations 1.375%-7.50%
6/15/12-2/15/37; market value $15,588,787)	15,283,125	15,283,125
		21,770,668
≠U.S. Treasury Obligation – 1.30%
U.S. Treasury Bill 0.008% 4/19/12	7,578,642	7,578,506
		7,578,506
Total Short-Term Investments (cost $43,732,918)		43,733,503

Total Value of Securities Before Securities Lending Collateral – 100.13%
(cost $415,874,458)		585,468,087

	Number of
	Shares
**Securities Lending Collateral – 14.77%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	343,585	334,411
Delaware Investments Collateral Fund No.1	86,039,113	86,039,113
@†Mellon GSL Reinvestment Trust II	517,983	0
Total Securities Lending Collateral (cost $86,900,681)		86,373,524

Total Value of Securities – 114.90%
(cost $502,775,139)		671,841,611 ©
**Obligation to Return Securities Lending Collateral – (14.86%)		(86,900,681)
Other Liabilities Net of Receivables and Other Assets – (0.04%)		(236,678)
Net Assets Applicable to 21,680,071 Shares Outstanding – 100.00%		$584,704,252

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes” for additional information on securities lending collateral.
@Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 4 in “Notes.”
©Includes $84,500,791 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 30, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$502,843,399
Aggregate unrealized appreciation	$182,636,787
Aggregate unrealized depreciation	(13,638,575)
Net unrealized appreciation	$168,998,212

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$541,734,584	$-	$-	$541,734,584
Short-Term Investments	-	43,733,503	-	43,733,503
Securities Lending Collateral	-	86,373,524	-	86,373,524
Total	$541,734,584	$130,107,027	$-	$671,841,611

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the period March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company ( DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2012, the value of the securities on loan was $84,500,791, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2012, the value of invested collateral was $86,373,524. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP High Yield Series

March 31, 2012

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Corporate Bonds – 91.66%
Automobiles – 3.51%
American Axle & Manufacturing
7.75% 11/15/19	$1,160,000	$1,244,100
7.875% 3/1/17	714,000	738,990
Chrysler Group 8.25% 6/15/21	5,075,000	5,151,125
Ford Motor Credit 12.00% 5/15/15	1,725,000	2,143,313
#International Automotive Components Group 144A 9.125% 6/1/18	1,915,000	1,675,625
#Jaguar Land Rover 144A 8.125% 5/15/21	2,310,000	2,379,300
Meritor 10.625% 3/15/18	800,000	864,000
		14,196,453
Banking – 3.33%
BAC Capital Trust VI 5.625% 3/8/35	3,930,000	3,646,961
•Fifth Third Capital Trust IV 6.50% 4/15/37	2,015,000	2,015,000
#•HBOS Capital Funding 144A 6.071% 6/29/49	4,434,000	3,181,395
•Regions Financing Trust ll 6.625% 5/15/47	4,785,000	4,593,600
		13,436,956
Basic Industry – 12.89%
*AK Steel 7.625% 5/15/20	2,000,000	1,940,000
#Algoma Acquisition 144A 9.875% 6/15/15	3,010,000	2,754,149
#APERAM 144A 7.75% 4/1/18	1,735,000	1,682,950
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	2,215,000	2,054,413
#*FMG Resources August 2006 144A 6.875% 4/1/22	2,810,000	2,746,774
Headwaters 7.625% 4/1/19	2,345,000	2,292,238
Hexion US Finance 8.875% 2/1/18	305,000	317,200
Immucor 11.125% 8/15/19	1,815,000	2,025,994
#*Ineos Group Holdings 144A 8.50% 2/15/16	2,540,000	2,413,000
Interface 7.625% 12/1/18	1,720,000	1,870,500
#International Wire Group Holdings 144A 9.75% 4/15/15	1,922,000	2,027,710
#JMC Steel Group 144A 8.25% 3/15/18	2,350,000	2,455,750
#Kemet 144A 10.50% 5/1/18	2,390,000	2,581,199
#Kinove German Bondco 144A 9.625% 6/15/18	1,960,000	2,048,200
#Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	2,300,000	2,354,625
#LyondellBasell Industries 144A 5.75% 4/15/24	1,030,000	1,030,000
#MacDermid 144A 9.50% 4/15/17	445,000	463,913
#Masonite International 144A 8.25% 4/15/21	2,445,000	2,555,024
#Millar Western Forest Products 144A 8.50% 4/1/21	1,535,000	1,224,163
Momentive Performance Materials
9.00% 1/15/21	1,539,000	1,354,320
11.50% 12/1/16	1,410,000	1,177,350
#Murray Energy 144A 10.25% 10/15/15	2,243,000	2,192,533
Norcraft Finance 10.50% 12/15/15	1,218,000	1,074,885
Nortek 8.50% 4/15/21	2,400,000	2,388,000
Ply Gem Industries 13.125% 7/15/14	1,018,000	1,033,270
=@PT Holdings 12.431% 8/27/12	596,058	271,207
Ryerson
•7.922% 11/1/14	898,000	848,610
12.00% 11/1/15	948,000	976,440
^Ryerson Holdings 32.339% 2/1/15	2,190,000	1,007,400
#Taminco Global Chemical 144A 9.75% 3/31/20	1,880,000	1,964,600
#Verso Paper Holdings 144A 11.75% 1/15/19	925,000	956,219
		52,082,636
Capital Goods – 5.53%
Berry Plastics
9.75% 1/15/21	1,475,000	1,618,813
10.25% 3/1/16	1,200,000	1,248,000
#DAE Aviation Holdings 144A 11.25% 8/1/15	555,000	581,363
Kratos Defense & Security Solutions 10.00% 6/1/17	2,015,000	2,191,313
Manitowoc 9.50% 2/15/18	2,126,000	2,359,859
Mueller Water Products 7.375% 6/1/17	1,915,000	1,895,850
Pregis 12.375% 10/15/13	2,336,000	2,350,541

#Reynolds Group Issuer 144A
8.50% 2/15/21	385,000	363,825
9.00% 4/15/19	3,490,000	3,455,099
9.875% 8/15/19	2,830,000	2,897,213
#Sealed Air 144A
8.125% 9/15/19	445,000	493,394
8.375% 9/15/21	625,000	705,469
#Spectrum Brands 144A 6.75% 3/15/20	330,000	334,538
TriMas 9.75% 12/15/17	1,671,000	1,854,810
		22,350,087
Consumer Cyclical – 4.40%
Brown Shoe 7.125% 5/15/19	1,815,000	1,787,775
Burlington Coat Factory Warehouse 10.00% 2/15/19	2,000,000	2,090,000
CKE Restaurants 11.375% 7/15/18	1,876,000	2,152,710
Dave & Buster's 11.00% 6/1/18	2,555,000	2,746,625
DineEquity 9.50% 10/30/18	2,700,000	2,969,999
Express 8.75% 3/1/18	1,385,000	1,540,813
Michaels Stores
11.375% 11/1/16	364,000	388,592
*13.00% 11/1/16	730,000	771,975
#Rite Aid 144A 9.25% 3/15/20	1,250,000	1,265,625
Tops Holdings 10.125% 10/15/15	1,907,000	2,045,258
		17,759,372
Consumer Non-Cyclical – 2.60%
*Dean Foods 7.00% 6/1/16	1,478,000	1,526,035
Del Monte 7.625% 2/15/19	2,415,000	2,415,000
#JBS USA 144A 8.25% 2/1/20	1,915,000	1,972,450
NBTY 9.00% 10/1/18	3,010,000	3,329,812
Visant 10.00% 10/1/17	1,355,000	1,272,006
		10,515,303
Energy – 12.91%
#Afren 144A 10.25% 4/8/19	405,000	426,789
American Petroleum Tankers Parent 10.25% 5/1/15	1,900,000	1,997,375
AmeriGas Partners 6.50% 5/20/21	477,000	486,540
Antero Resources Finance 9.375% 12/1/17	2,043,000	2,221,763
Calumet Specialty Products Partners 9.375% 5/1/19	3,055,000	3,192,474
Chaparral Energy 8.25% 9/1/21	2,810,000	3,006,699
Chesapeake Energy 6.625% 8/15/20	1,932,000	1,975,470
Cimarex Energy 5.875% 5/1/22	185,000	189,163
Comstock Resources 7.75% 4/1/19	2,710,000	2,533,849
Copano Energy 7.75% 6/1/18	1,907,000	2,007,118
Crosstex Energy 8.875% 2/15/18	1,717,000	1,832,898
Frontier Oil 6.875% 11/15/18	1,725,000	1,802,625
#Hercules Offshore 144A 10.50% 10/15/17	2,887,000	3,038,567
#Hilcorp Energy I 144A 8.00% 2/15/20	2,222,000	2,410,869
#Holly Energy Partners 144A 6.50% 3/1/20	555,000	564,713
#Kodiak Oil & Gas 144A 8.125% 12/1/19	1,855,000	1,963,981
Laredo Petroleum 9.50% 2/15/19	565,000	631,388
Linn Energy 8.625% 4/15/20	2,157,000	2,334,953
#NFR Energy 144A 9.75% 2/15/17	2,787,000	2,410,755
Oasis Petroleum 7.25% 2/1/19	1,875,000	1,982,813
Offshore Group Investments 11.50% 8/1/15	1,825,000	2,016,625
Petroleum Development 12.00% 2/15/18	1,940,000	2,114,600
Pioneer Drilling
9.875% 3/15/18	1,020,000	1,086,300
#144A 9.875% 3/15/18	1,465,000	1,560,225
Quicksilver Resources 9.125% 8/15/19	1,850,000	1,813,000
Range Resources 5.00% 8/15/22	1,985,000	1,962,669
#Samson Investment 144A 9.75% 2/15/20	1,920,000	1,946,400
Sandridge Energy
7.50% 3/15/21	1,075,000	1,064,250
8.75% 1/15/20	1,513,000	1,573,520
		52,148,391
Financials – 3.33%
E Trade Financial 12.50% 11/30/17	1,822,000	2,129,463
#•ILFC E-Capital Trust I 144A
5.03% 12/21/65	1,610,000	1,078,958
6.25% 12/21/65	4,314,000	3,181,575
International Lease Finance 5.875% 4/1/19	2,170,000	2,100,159

#Neuberger Berman Group 144A
5.625% 3/15/20	380,000	384,750
5.875% 3/15/22	760,000	771,400
Nuveen Investments 10.50% 11/15/15	3,669,000	3,820,345
		13,466,650
Healthcare – 4.89%
Accellent 10.00% 11/1/17	630,000	517,388
Alere 9.00% 5/15/16	1,695,000	1,775,513
#AMGH Merger Sub 144A 9.25% 11/1/18	2,175,000	2,272,875
Biomet 11.625% 10/15/17	2,355,000	2,558,119
Community Health Systems
8.875% 7/15/15	628,000	651,550
#*144A 8.00% 11/15/19	785,000	816,400
#144A 8.00% 11/15/19	985,000	1,019,475
HCA 7.50% 2/15/22	2,800,000	2,988,999
HealthSouth 7.75% 9/15/22	460,000	499,100
#Kinetic Concepts 144A
10.50% 11/1/18	600,000	629,250
12.50% 11/1/19	1,400,000	1,330,000
#Multiplan 144A 9.875% 9/1/18	625,000	678,125
#PSS World Medical 144A 6.375% 3/1/22	745,000	769,213
Radnet Management 10.375% 4/1/18	1,050,000	1,050,000
#STHI Holding 144A 8.00% 3/15/18	2,085,000	2,220,525
		19,776,532
Insurance – 3.43%
•American International Group 8.175% 5/15/58	3,210,000	3,413,835
•ING Groep 5.775% 12/29/49	5,390,000	4,662,350
#•Liberty Mutual Group 144A 7.00% 3/15/37	3,089,000	2,795,545
•XL Group 6.50% 12/31/49	3,493,000	2,977,783
		13,849,513
Media – 7.36%
Affinion Group 7.875% 12/15/18	3,040,000	2,781,600
#AMC Networks 144A 7.75% 7/15/21	2,225,000	2,492,000
*Cablevision Systems 8.00% 4/15/20	1,437,000	1,526,813
CCO Holdings
7.00% 1/15/19	190,000	202,350
8.125% 4/30/20	1,878,000	2,093,970
Clear Channel Communications 9.00% 3/1/21	4,325,000	3,914,124
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20	1,620,000	1,592,700
DISH DBS 7.875% 9/1/19	1,700,000	1,963,500
Entravision Communications 8.75% 8/1/17	1,310,000	1,393,513
MDC Partners
11.00% 11/1/16	2,097,000	2,296,215
#144A 11.00% 11/1/16	825,000	895,125
#Nara Cable Funding 144A 8.875% 12/1/18	1,200,000	1,146,000
Nexstar Broadcasting 8.875% 4/15/17	2,017,000	2,173,318
#ONO Finance II 144A 10.875% 7/15/19	3,050,000	2,790,750
#UPC Holding 144A 9.875% 4/15/18	1,865,000	2,070,150
Virgin Media Finance 8.375% 10/15/19	357,000	401,625
		29,733,753
Services – 11.52%
Beazer Homes USA
9.125% 6/15/18	1,030,000	905,113
9.125% 5/15/19	1,770,000	1,531,050
#Caesars Entertainment Operating 144A 8.50% 2/15/20	500,000	510,000
Cardtronics 8.25% 9/1/18	955,000	1,056,469
Casella Waste Systems 7.75% 2/15/19	2,525,000	2,512,375
#Chester Downs & Marina 144A 9.25% 2/1/20	1,000,000	1,058,750
#Delta Air Lines 144A 12.25% 3/15/15	1,936,000	2,095,720
#Equinox Holdings 144A 9.50% 2/1/16	2,145,000	2,304,534
#Gulfmark Offshore 144A 6.375% 3/15/22	370,000	372,775
*Iron Mountain 8.375% 8/15/21	210,000	229,425
Kansas City Southern de Mexico 6.125% 6/15/21	365,000	396,481
M/I Homes 8.625% 11/15/18	3,630,000	3,648,149
*Marina District Finance 9.875% 8/15/18	665,000	600,163
#Meritage Homes 144A 7.00% 4/1/22	410,000	412,050
MGM Resorts International
7.75% 3/15/22	2,310,000	2,356,200
11.375% 3/1/18	3,361,000	4,012,193
#Monitronics International 144A 9.125% 4/1/20	920,000	936,100

#NCL 144A 9.50% 11/15/18	370,000	400,525
Peninsula Gaming 10.75% 8/15/17	2,015,000	2,236,650
PHH 9.25% 3/1/16	2,065,000	2,108,881
*Pinnacle Entertainment
7.75% 4/1/22	830,000	871,500
8.75% 5/15/20	1,140,000	1,251,150
RSC Equipment Rental
8.25% 2/1/21	1,625,000	1,738,750
10.25% 11/15/19	269,000	302,625
#Seven Seas Cruises 144A 9.125% 5/15/19	2,025,000	2,065,500
Standard Pacific
8.375% 5/15/18	1,493,000	1,595,644
10.75% 9/15/16	512,000	591,360
Swift Services Holdings 10.00% 11/15/18	1,085,000	1,186,719
#Swift Transportation 144A 12.50% 5/15/17	775,000	833,722
#Taylor Morrison Communities 144A 7.75% 4/15/20	1,835,000	1,860,996
#United Air Lines 144A 9.875% 8/1/13	1,131,000	1,193,205
#UR Financing Escrow 144A
5.75% 7/15/18	380,000	389,975
7.625% 4/15/22	555,000	571,650
West 7.875% 1/15/19	2,265,000	2,423,550
		46,559,949
Technology – 5.93%
Advanced Micro Devices 7.75% 8/1/20	2,145,000	2,370,225
Aspect Software 10.625% 5/15/17	2,090,000	2,241,525
Avaya
#144A 7.00% 4/1/19	1,070,000	1,078,025
PIK 10.125% 11/1/15	1,590,000	1,582,050
CDW 12.535% 10/12/17	1,850,000	2,018,813
First Data
#144A 7.375% 6/15/19	395,000	404,381
9.875% 9/24/15	3,000	3,030
10.55% 9/24/15	2,700,000	2,754,000
*11.25% 3/31/16	2,875,000	2,616,250
GXS Worldwide 9.75% 6/15/15	2,037,000	1,991,168
iGate 9.00% 5/1/16	2,305,000	2,515,331
#Lawson Software 144A 9.375% 4/1/19	2,250,000	2,334,375
MagnaChip Semiconductor 10.50% 4/15/18	1,835,000	2,055,200
		23,964,373
Telecommunications – 8.46%
#Clearwire Communications 144A
*12.00% 12/1/15	2,000	1,980
12.00% 12/1/15	3,588,000	3,552,119
#Columbus International 144A 11.50% 11/20/14	2,547,000	2,851,366
Cricket Communications
7.75% 5/15/16	1,112,000	1,178,720
7.75% 10/15/20	1,235,000	1,218,019
#Digicel Group 144A
8.875% 1/15/15	625,000	639,063
10.50% 4/15/18	1,800,000	2,007,000
Hughes Satellite Systems 7.625% 6/15/21	1,845,000	1,987,988
#Integra Telecom Holdings 144A 10.75% 4/15/16	1,700,000	1,568,250
Intelsat Bermuda
11.25% 2/4/17	1,010,000	1,052,925
PIK 11.50% 2/4/17	600,000	625,500
Intelsat Jackson Holdings 7.50% 4/1/21	1,700,000	1,795,625
*Level 3 Financing 10.00% 2/1/18	1,709,000	1,879,900
MetroPCS Wireless 6.625% 11/15/20	990,000	986,288
NII Capital
7.625% 4/1/21	430,000	422,475
8.875% 12/15/19	653,000	687,283
Satmex Escrow
9.50% 5/15/17	1,130,000	1,175,200
#144A 9.50% 5/15/17	90,000	92,700
Sprint Capital 8.75% 3/15/32	1,176,000	1,014,300
Sprint Nextel
8.375% 8/15/17	1,775,000	1,721,750
#144A 9.125% 3/1/17	2,170,000	2,164,574
Telesat Canada 12.50% 11/1/17	1,879,000	2,109,178

#Wind Acquisition Finance 144A
7.25% 2/15/18	665,000	628,425
11.75% 7/15/17	2,275,000	2,252,249
Windstream 7.50% 4/1/23	550,000	569,250
		34,182,127
Utilities – 1.57%
#Calpine 144A
7.50% 2/15/21	1,250,000	1,340,625
7.875% 1/15/23	840,000	911,400
Elwood Energy 8.159% 7/5/26	1,173,239	1,199,637
*GenOn Americas Generation 8.50% 10/1/21	1,300,000	1,150,500
GenOn Energy 9.875% 10/15/20	885,000	809,775
NRG Energy 7.875% 5/15/21	975,000	940,875
		6,352,812
Total Corporate Bonds (cost $360,063,443)		370,374,907

«Senior Secured Loans – 2.19%
Brock Holdings III 10.00% 2/15/18	755,000	738,956
Dynegy 9.25% 7/11/16	1,955,175	2,050,490
EP Energy 9.50% 3/29/13	1,890,000	1,890,000
PQ 6.74% 7/30/15	2,524,000	2,434,309
@SandRidge Energy 5.00% 2/2/17	345,000	345,000
Texas Competitive Electric Holdings Tranche B2 3.69% 10/10/14	2,270,000	1,390,625
Total Senior Secured Loans (cost $8,793,820)		8,849,380

	Number of
	Shares
Common Stock – 0.42%
†Alliance HealthCare Service	97,751	146,627
∏†=Avado Brands	1,813	0
†=Calpine	1,204,800	0
†=Century Communications	2,820,000	0
†DIRECTV Class A	19,510	962,624
†Flextronics International	55,400	400,542
†GenOn Energy	2,117	4,403
†GeoEye	7,260	174,748
∏†=PT Holdings	1,905	19
Total Common Stock (cost $2,888,704)		1,688,963

Preferred Stock – 0.98%
Ally Financial
#144A 7.00%	2,450	2,041,233
∏•8.50%	45,000	976,950
•GMAC Capital Trust I 8.125%	40,000	924,400
†=Port Townsend	381	0
Total Preferred Stock (cost $3,863,626)		3,942,583

Warrant – 0.00%
=∏@PT Holdings	381	4
Total Warrant (cost $9,144)		4

	Principal
	Amount
	(U.S. $)
Repurchase Agreements – 3.52%
Bank of America 0.03%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $4,244,073
(collateralized by U.S. government obligations 0.125%-4.125%
12/31/13-5/15/15; market value $4,328,944)	$4,244,063	4,244,063

BNP Paribas 0.04%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $9,998,047
(collateralized by U.S. government obligations 1.375%-7.50%
6/15/12-2/15/37; market value $10,197,973)	9,998,013	9,998,013
Total Repurchase Agreements (cost $14,242,076)		14,242,076

Total Value of Securities Before Securities Lending Collateral – 98.77%
(cost $389,860,813)		399,097,913

	Number of
	Shares
**Securities Lending Collateral – 0.10%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	235,785	229,490
Delaware Investments Collateral Fund No.1	185,724	185,724
@†Mellon GSL Reinvestment Trust II	466,327	0
Total Securities Lending Collateral (cost $887,836)		415,214

Total Value of Securities – 98.87%
(cost $390,748,649)		399,513,127	©
**Obligation to Return Securities Lending Collateral – (0.22%)		(887,836)
Receivables and Other Assets Net of Other Liabilities – 1.35%		5,453,070
Net Assets Applicable to 66,698,429 Shares Outstanding – 100.00%		$404,078,361

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $134,940,900 which represented 33.39% of the Series’ net assets. See Note 4 in “Notes.”
@Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $616,211, which represented 0.15% of the Series’ net assets. See Note 4 in “Notes.”
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2012, the aggregate value of restricted securities was $976,973 or 0.24% of the Series’ net assets.
†Non income producing security.
•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2012, the aggregate value of fair valued securities was $271,230, which represented 0.07% of the Series’ net assets. See Note 1 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2012.
^Zero coupon security. The rate shown is the yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $845,695 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP High-Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 30, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series was as follows:

Cost of investments	$390,975,111
Aggregate unrealized appreciation	$17,627,954
Aggregate unrealized depreciation	(9,089,938)
Net unrealized appreciation	$8,538,016

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $6,722,565 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,688,944	$-	$19	$1,688,963
Corporate Debt	-	378,953,080	271,207	379,224,287
Other	1,901,350	2,041,233	4	3,942,587
Securities Lending Collateral	-	415,214	-	415,214
Short-Term Investments	-	14,242,076	-	14,242,076
Total	$3,590,294	$395,651,603	$271,230	$399,513,127

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Corporate	Common		Lending
	Debt	Stock	Other	Collateral	Total
Balance as of 12/31/11	$2,225,382	$19	$4	$-	$2,225,405
Purchases	5,825	-	-	-	5,825
Sales	(1,960,000)	-	-	-	(1,960,000)
Balance as of 3/31/12	$271,207	$19	$4	$-	$271,230

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/12	$-	$-	$-	$-	$-

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Companies (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2012, the value of securities on loan was $845,695, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2012, the value of invested collateral was $415,214. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities.Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP International Value Equity Series

March 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 97.85%
Australia – 2.04%
Coca-Cola Amatil	74,120	$957,319
		957,319
Brazil – 2.10%
Petroleo Brasileiro ADR	38,486	983,702
		983,702
Canada – 9.11%
†AuRico Gold	113,533	1,011,787
†CGI Group Class A	91,740	2,044,389
Yamana Gold	78,263	1,220,763
		4,276,939
China/Hong Kong – 7.77%
CNOOC	517,000	1,062,548
†*Sohu.com	10,700	590,319
*Techtronic Industries	639,359	864,488
Yue Yuen Industrial Holdings	322,000	1,129,919
		3,647,274
Denmark – 2.11%
Carlsberg Class B	11,998	991,393
		991,393
Finland – 1.99%
*Nokia	171,658	934,499
		934,499
France – 18.33%
Alstom	24,656	962,141
AXA	59,448	985,486
Compagnie de Saint-Gobain	10,467	467,428
Lafarge	8,873	423,461
PPR	3,151	542,101
Publicis Groupe	17,145	945,143
Sanofi	14,125	1,096,925
Teleperformance	46,053	1,315,892
*Total	23,889	1,218,310
Vallourec	10,227	647,864
		8,604,751
Germany – 4.26%
Bayerische Motoren Werke	8,091	727,608
Deutsche Post	65,959	1,269,792
		1,997,400
Israel – 3.80%
Teva Pharmaceutical Industries ADR	39,600	1,784,376
		1,784,376
Japan – 13.29%
Don Quijote	26,400	958,290
East Japan Railway	18,556	1,167,805
ITOCHU	90,435	986,444
*Mitsubishi UFJ Financial Group	240,735	1,198,077
Sumitomo Rubber Industries	36,839	489,051
*Toyota Motor	33,343	1,437,876
		6,237,543

Netherlands – 0.53%
Koninklijke Philips Electronics	12,147	246,238
		246,238
Norway – 2.42%
†Subsea 7	42,777	1,132,907
		1,132,907
Panama – 1.77%
Copa Holdings Class A	10,500	831,600
		831,600
Republic of Korea – 1.08%
Hyundai Home Shopping Network	4,291	507,990
		507,990
Russia – 1.72%
Mobile TeleSystems ADR	44,100	808,794
		808,794
Sweden – 3.18%
Meda Class A	50,271	479,466
Nordea Bank	111,512	1,013,838
		1,493,304
Switzerland – 5.25%
†Aryzta	28,929	1,429,305
Novartis	18,658	1,032,628
		2,461,933
Thailand – 0.99%
Banpu NVDR	23,652	466,442
		466,442
United Kingdom – 16.11%
Greggs	82,201	684,335
National Grid	139,511	1,406,903
Rexam	220,367	1,508,906
Rio Tinto	15,767	869,030
Standard Chartered	47,106	1,175,362
Tesco	192,373	1,015,380
Vodafone Group	327,581	902,241
		7,562,157
Total Common Stock (cost $42,154,361)		45,926,561

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 2.62%
≠Discount Notes – 0.90%
Federal Home Loan Bank
0.04% 4/27/12	$176,319	176,318
0.65% 4/25/12	245,555	245,554
		421,872
Repurchase Agreements – 1.26%
Bank of America 0.03%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $176,320
(collateralized by U.S. Government obligations 0.125%-4.125%
12/31/13-5/15/15; market value $179,846)	176,319	176,319

BNP Paribas 0.04%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $415,368
(collateralized by U.S. Government obligations 1.375%-7.50%
6/15/12-2/15/37; market value $423,674)	415,367	415,367
		591,686
≠U.S. Treasury Obligation – 0.46%
U.S. Treasury Bill 0.008% 4/19/12	218,045	218,041
		218,041
Total Short-Term Investments (cost $1,231,581)		1,231,599

Total Value of Securities Before Securities Lending Collateral – 100.47%
(cost $43,385,942)		47,158,160

	Number of
	Shares
**Securities Lending Collateral – 12.36%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	139,330	135,610
Delaware Investments Collateral Fund No.1	5,665,557	5,665,557
†@Mellon GSL Reinvestment Trust II	306,314	0
Total Securities Lending Collateral (cost $6,111,201)		5,801,167

Total Value of Securities – 112.83%
(cost $49,497,143)		52,959,327	©
**Obligation to Return Securities Lending Collateral – (13.02%)		(6,111,201)
Receivables and Other Assets Net of Other Liabilities – 0.19%		87,783	«
Net Assets Applicable to 4,707,766 Shares Outstanding – 100.00%		$46,935,909

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes" for additional information on securities lending collateral.
@Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 5 in "Notes."
©Includes $5,852,351 of securities loaned.
«Includes foreign currency valued at $(2,883) with a cost of $(2,895).

Summary of Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on March 30, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$49,955,631
Aggregate unrealized appreciation	$6,661,885
Aggregate unrealized depreciation	(3,658,189)
Net unrealized appreciation	$3,003,696

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $23,890,525 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years expire as follows: $11,166,704 expires in 2016 and $12,723,821 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$45,926,561	$-	$-	$45,926,561
Short-Term Investments	-	1,231,599	-	1,231,599
Security Lending Collateral	-	5,801,167	-	5,801,167
Total	$45,926,561	$7,032,766	$-	$52,959,327

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels.

The Series' policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2012.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2012, the value of the securities on loan was $5,852,351, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2012, the value of invested collateral was $5,801,167. These investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Limited-Term Diversified Income Series

March 31, 2012

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Asset-Backed Security – 0.00%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$22,008	$23,231
Total Agency Asset-Backed Security (cost $21,830)		23,231

Agency Collateralized Mortgage Obligations – 1.77%
Fannie Mae Grantor Trust
•Series 2001-T5 A2 6.991% 2/19/30	22,109	25,808
Series 2001-T8 A2 9.50% 7/25/41	12,028	14,480
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	706	817
Series 2003-32 PH 5.50% 3/25/32	251,072	261,718
Series 2003-52 NA 4.00% 6/25/23	200,935	213,606
Series 2003-81 GE 4.50% 4/25/18	204,765	210,643
Series 2003-120 BL 3.50% 12/25/18	430,000	452,954
Series 2004-49 EB 5.00% 7/25/24	44,362	48,803
•Series 2005-66 FD 0.542% 7/25/35	562,036	559,477
Series 2005-110 MB 5.50% 9/25/35	13,988	15,390
Series 2006-69 PB 6.00% 10/25/32	317,108	320,289
Series 2011-88 AB 2.50% 9/25/26	395,777	408,853
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	26,051	29,562
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	46,881	53,621
Series 2694 QG 4.50% 1/15/29	15,429	15,483
Series 2802 NM 4.50% 9/15/29	455,925	461,057
Series 2890 PC 5.00% 7/15/30	66,699	67,403
•Series 3016 FL 0.632% 8/15/35	439,802	439,439
Series 3027 DE 5.00% 9/15/25	50,000	54,762
•Series 3067 FA 0.592% 11/15/35	3,337,160	3,325,340
Series 3173 PE 6.00% 4/15/35	20,000	21,871
•Series 3297 BF 0.482% 4/15/37	1,014,790	1,007,326
Series 3337 PB 5.50% 7/15/30	2,927	2,926
Series 3416 GK 4.00% 7/15/22	61,318	63,702
Series 3737 NA 3.50% 6/15/25	301,291	315,544
•Series 3780 LF 0.642% 3/15/29	897,701	895,954
•Series 3800 AF 0.742% 2/15/41	8,570,469	8,570,469
•Series 3803 TF 0.642% 11/15/28	860,795	862,526
•Freddie Mac Strip Series 19 F 1.073% 6/1/28	8,349	8,295
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,373	1,538
Series T-58 2A 6.50% 9/25/43	32,696	37,607
Total Agency Collateralized Mortgage Obligations (cost $18,760,192)		18,767,263

Agency Mortgage-Backed Securities – 19.96%
Fannie Mae
4.00% 9/1/20	3,986,378	4,228,848
6.50% 8/1/17	7,342	8,092
7.00% 11/15/16	7,139	7,342
•Fannie Mae ARM
2.175% 1/1/35	1,105,847	1,169,428
2.277% 10/1/33	10,558	11,114
2.318% 12/1/33	18,765	19,780
2.325% 8/1/34	21,734	23,048

2.492% 11/1/35	141,309	150,781
2.527% 6/1/34	21,830	23,131
2.668% 4/1/36	291,497	311,173
3.451% 1/1/41	223,730	234,183
4.307% 9/1/39	673,217	715,141
4.419% 10/1/39	996,531	1,058,630
4.651% 9/1/35	431,529	456,825
4.677% 3/1/38	8,752	9,310
4.97% 11/1/33	1,676,914	1,796,723
4.985% 9/1/38	1,106,585	1,188,682
5.061% 8/1/35	8,034	8,595
5.131% 11/1/35	6,080	6,476
5.501% 8/1/37	233,056	249,013
5.533% 4/1/37	879,532	948,589
5.939% 8/1/37	214,487	232,409
6.003% 6/1/36	56,672	60,887
6.047% 7/1/36	36,714	39,464
6.169% 8/1/37	351,261	373,538
6.271% 4/1/36	16,280	17,556
6.276% 7/1/36	48,962	52,861
6.323% 8/1/36	47,647	51,347
Fannie Mae Relocation 30 yr
Pool 763656 5.00% 1/1/34	26,544	28,421
Pool 763742 5.00% 1/1/34	30,115	32,245
Fannie Mae S.F. 15 yr
4.00% 10/1/25	11,519,804	12,212,574
4.00% 11/1/25	6,715,125	7,196,598
4.50% 9/1/20	1,510,755	1,624,505
5.00% 9/1/18	127,058	137,915
5.00% 10/1/18	2,119	2,300
5.00% 2/1/19	3,711	4,060
5.00% 5/1/21	22,682	24,624
5.00% 9/1/25	9,369,245	10,134,712
5.50% 1/1/23	14,691	16,013
5.50% 4/1/23	35,634	38,838
6.00% 3/1/18	709,359	767,317
6.00% 8/1/22	37,868	41,057
7.00% 11/1/14	151	159
7.50% 3/1/15	940	981
8.00% 10/1/14	10	10
8.00% 10/1/16	7,288	7,862
Fannie Mae S.F. 15 yr TBA
3.00% 4/1/27	2,015,000	2,085,840
3.50% 4/1/27	48,884,000	51,267,095
Fannie Mae S.F. 30 yr
3.50% 4/1/42	10,310,000	10,598,514
5.00% 3/1/34	5,876	6,362
5.00% 12/1/37	39,427	42,621
5.00% 2/1/38	33,324	36,025
5.50% 4/1/34	6,071,262	6,665,372
6.00% 11/1/34	3,920	4,361
6.00% 4/1/36	12,287	13,572
6.00% 10/1/36	1,218,604	1,346,146
6.00% 11/1/37	711,070	784,159
6.00% 1/1/38	403,042	445,225
6.00% 7/1/38	2,268,379	2,501,540
6.00% 12/1/38	8,178,432	9,019,072
6.00% 3/1/39	751,636	828,894
6.00% 10/1/39	8,261,329	9,125,979
6.00% 2/1/41	6,274,657	6,952,947
6.50% 1/1/34	1,749	1,992
6.50% 4/1/36	1,787	2,007

6.50% 4/1/36	2,611	2,963
6.50% 6/1/36	9,917	11,186
6.50% 10/1/36	7,298	8,233
6.50% 8/1/37	2,151	2,426
6.50% 12/1/37	12,755	14,476
6.50% 6/1/29	1,556	1,780
7.00% 12/1/34	1,157	1,342
7.00% 12/1/35	1,044	1,211
7.00% 4/1/37	976,231	1,133,025
7.00% 12/1/37	9,010	10,328
7.50% 6/1/31	11,406	13,648
7.50% 4/1/32	547	656
7.50% 5/1/33	2,401	2,635
7.50% 6/1/34	812	974
9.00% 7/1/20	16,419	18,735
10.00% 8/1/19	14,457	16,631
Fannie Mae S.F. 30 yr TBA
5.50% 5/1/42	800,000	870,250
6.00% 4/1/42	10,641,000	11,723,390
6.00% 5/1/42	17,160,000	18,878,682
6.00% 6/1/42	4,935,000	5,422,332
•Freddie Mac ARM
2.457% 4/1/33	8,963	9,033
2.495% 7/1/36	118,275	126,299
2.560% 4/1/34	4,217	4,498
5.041% 8/1/38	30,153	32,448
5.046% 7/1/38	1,834,198	1,970,468
5.671% 6/1/37	675,724	727,523
5.808% 10/1/36	12,637	13,473
6.206% 10/1/37	433,728	470,360
Freddie Mac S.F. 15 yr
4.00% 11/1/13	14,572	14,774
4.00% 3/1/14	22,070	22,826
5.00% 4/1/20	113,196	122,285
5.00% 12/1/22	22,229	23,979
5.50% 7/1/24	2,206,701	2,395,974
8.00% 5/1/15	10,829	11,547
Freddie Mac S.F. 30 yr
5.50% 7/1/40	1,875,000	2,043,164
6.00% 2/1/36	2,410,007	2,664,661
6.00% 1/1/38	1,162,152	1,283,136
6.00% 8/1/38	4,725,754	5,251,685
6.00% 10/1/38	6,653,206	7,393,643
7.00% 11/1/33	10,222	11,891
9.00% 4/1/17	911	1,022
GNMA I S.F. 15 yr 6.00% 1/15/22	1,535,485	1,676,721
GNMA I S.F. 30 yr
7.00% 12/15/34	36,759	42,488
7.50% 1/15/32	1,096	1,290
GNMA II S.F. 30 yr
12.00% 6/20/14	788	807
12.00% 2/20/16	323	325
Total Agency Mortgage-Backed Securities (cost $210,263,574)		211,902,103

Commercial Mortgage-Backed Securities – 1.54%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	95,000	101,137
Bank of America Merrill Lynch Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38	93,078	94,303
•Series 2005-1 A5 5.337% 11/10/42	330,000	362,928
•Bear Stearns Commercial Mortgage Securities Series 2005-T20 A4A 5.299% 10/12/42	455,000	506,277
w•Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	1,665,000	1,834,815
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	725,000	815,827

Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	1,470,000	1,585,961
Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,460,765
Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,523,666
•Series 2006-GG6 A4 5.553% 4/10/38	915,000	1,013,909
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.372% 12/15/44	3,558,000	3,968,621
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	1,205,000	1,323,119
•Series 2007-T27 A4 5.817% 6/11/42	1,520,000	1,747,415
Total Commercial Mortgage-Backed Securities (cost $14,465,914)		16,338,743

Convertible Bonds – 1.19%
L-3 Communications Holdings 3.00% exercise price $96.48, expiration date 8/1/35	2,765,000	2,706,244
Medtronic 1.625% exercise price $53.13, expiration date 4/15/13	1,250,000	1,268,750
NuVasive 2.25% exercise price $44.74, expiration date 3/15/13	2,914,000	2,892,145
PHH 4.00% exercise price $20.50, expiration date 4/15/12	3,250,000	3,266,250
Transocean 1.50% exercise price $158.97, expiration date 12/15/37	2,555,000	2,542,225
Total Convertible Bonds (cost $12,350,019)		12,675,614

Corporate Bonds – 35.16%
Banking – 7.62%
Abbey National Treasury Services 4.00% 4/27/16	2,325,000	2,308,853
#Bank Nederlandse Gemeenten 144A 1.75% 10/6/15	1,000	1,007
Bank of America 3.75% 7/12/16	2,535,000	2,550,129
Bank of New York Mellon 2.40% 1/17/17	3,275,000	3,356,243
BB&T 5.20% 12/23/15	1,670,000	1,854,179
•Branch Banking & Trust 0.794% 9/13/16	4,500,000	4,240,949
Comerica 3.00% 9/16/15	2,185,000	2,268,519
•#Commonwealth Bank of Australia 144A 0.754% 9/17/14	13,340,000	13,419,972
Fifth Third Bancorp 3.625% 1/25/16	1,860,000	1,960,669
#HSBC Bank 144A 3.10% 5/24/16	3,440,000	3,507,417
JPMorgan Chase 3.45% 3/1/16	7,105,000	7,414,863
•JPMorgan Chase Bank 0.804% 6/13/16	605,000	562,695
KeyBank 5.45% 3/3/16	1,780,000	1,957,377
Korea Development Bank 8.00% 1/23/14	1,735,000	1,916,842
Lloyds TSB Bank 4.20% 3/28/17	3,005,000	3,030,945
•#National Australia Bank 144A 1.083% 7/8/14	13,155,000	13,207,751
PNC Funding 3.30% 3/8/22	1,130,000	1,120,245
Santander Holdings USA 4.625% 4/19/16	795,000	806,334
•SunTrust Bank 0.782% 8/24/15	585,000	534,367
SunTrust Banks
3.50% 1/20/17	1,690,000	1,725,694
3.60% 4/15/16	1,505,000	1,556,564
•UBS 1.553% 1/28/14	2,195,000	2,187,656
US Bancorp
3.15% 3/4/15	750,000	792,876
4.20% 5/15/14	1,860,000	1,991,348
•USB Capital IX 3.50% 4/15/49	2,220,000	1,714,129
Wachovia
•0.937% 10/15/16	10,000	9,305
5.625% 10/15/16	20,000	22,319
Wachovia Bank 5.60% 3/15/16	1,655,000	1,843,577
Wells Fargo 2.625% 12/15/16	1,450,000	1,484,191
Wells Fargo Bank
•0.708% 5/16/16	545,000	519,753
4.75% 2/9/15	500,000	536,695
Zions Bancorporation 7.75% 9/23/14	475,000	520,420
		80,923,883
Basic Industry – 2.91%
#Anglo American Capital 144A 2.15% 9/27/13	1,095,000	1,105,334
ArcelorMittal 4.50% 2/25/17	8,070,000	8,102,418
Barrick Gold 2.90% 5/30/16	5,025,000	5,247,964
BHP Billiton Finance USA 1.875% 11/21/16	6,860,000	6,929,409

Dow Chemical 5.90% 2/15/15	3,415,000	3,846,813
#Georgia-Pacific 144A 5.40% 11/1/20	2,365,000	2,644,593
Lubrizol 5.50% 10/1/14	790,000	875,801
Teck Resources 3.15% 1/15/17	2,040,000	2,099,629
		30,851,961
Brokerage – 0.25%
*Jefferies Group 5.875% 6/8/14	820,000	860,314
Lazard Group
6.85% 6/15/17	733,000	806,735
7.125% 5/15/15	949,000	1,029,722
		2,696,771
Capital Goods – 0.90%
John Deere Capital 2.00% 1/13/17	3,495,000	3,569,160
#URS 144A 3.85% 4/1/17	3,585,000	3,577,296
Waste Management 2.60% 9/1/16	2,365,000	2,425,880
		9,572,336
Communications – 3.89%
AT&T 6.70% 11/15/13	190,000	207,928
Comcast 5.85% 11/15/15	3,300,000	3,807,979
#COX Communications 144A 5.875% 12/1/16	1,550,000	1,781,055
#Crown Castle Towers 144A 3.214% 8/15/15	795,000	804,759
#Deutsche Telekom International Finance 144A 2.25% 3/6/17	5,680,000	5,628,357
DIRECTV Holdings
#144A 2.40% 3/15/17	1,980,000	1,964,705
3.50% 3/1/16	1,510,000	1,587,338
7.625% 5/15/16	1,405,000	1,473,030
Discovery Communications 3.70% 6/1/15	2,650,000	2,839,244
Qwest 8.375% 5/1/16	1,350,000	1,619,895
Rogers Communications 7.50% 3/15/15	1,262,000	1,480,649
Telecom Italia Capital
4.95% 9/30/14	345,000	356,213
5.25% 11/15/13	300,000	309,000
Time Warner Cable
7.50% 4/1/14	1,420,000	1,599,059
8.25% 2/14/14	495,000	560,673
Verizon Communications
•1.083% 3/28/14	2,200,000	2,219,554
2.00% 11/1/16	8,835,000	8,983,595
Virgin Media Secured Finance 6.50% 1/15/18	2,200,000	2,400,750
#Vivendi 144A 5.75% 4/4/13	1,580,000	1,639,318
		41,263,101
Consumer Cyclical – 3.06%
*Brinker International 5.75% 6/1/14	1,000,000	1,061,045
Ford Motor Credit 4.25% 2/3/17	4,285,000	4,335,752
#FUEL Trust 144A 3.984% 6/15/16	1,200,000	1,218,623
Historic TW 6.875% 6/15/18	480,000	589,108
•Target 0.735% 7/18/14	8,700,000	8,730,928
Time Warner
3.15% 7/15/15	2,200,000	2,331,655
5.875% 11/15/16	2,145,000	2,515,023
Viacom 2.50% 12/15/16	4,960,000	5,082,477
Wal-Mart Stores 1.50% 10/25/15	1,970,000	2,011,926
Western Union 3.65% 8/22/18	740,000	792,300
Wyndham Worldwide 2.95% 3/1/17	3,880,000	3,850,679
		32,519,516
Consumer Non-Cyclical – 4.24%
Amgen 4.85% 11/18/14	2,865,000	3,136,215
Anheuser-Busch 5.60% 3/1/17	1,990,000	2,333,773
Anheuser-Busch Inbev Worldwide 3.625% 4/15/15	220,000	236,300
AstraZeneca 5.40% 9/15/12	1,035,000	1,058,189
CareFusion 5.125% 8/1/14	2,125,000	2,300,166
DENTSPLY International 2.75% 8/15/16	3,195,000	3,214,988

#Express Scripts Holding 144A
2.65% 2/15/17	960,000	971,953
3.50% 11/15/16	3,660,000	3,827,119
Kraft Foods
•1.457% 7/10/13	3,115,000	3,136,039
2.625% 5/8/13	1,750,000	1,784,088
Medtronic 3.00% 3/15/15	950,000	1,007,008
Quest Diagnostics
3.20% 4/1/16	3,325,000	3,488,174
5.45% 11/1/15	2,200,000	2,467,777
#SABMiller Holdings 144A 2.45% 1/15/17	3,830,000	3,882,402
Stryker 2.00% 9/30/16	5,005,000	5,135,872
Teva Pharmaceutical Finance 2.40% 11/10/16	1,360,000	1,394,220
#Woolworths 144A
2.55% 9/22/15	4,385,000	4,497,861
3.15% 4/12/16	15,000	15,559
Yale University 2.90% 10/15/14	1,105,000	1,168,879
		45,056,582
Electric – 1.53%
Appalachian Power 3.40% 5/24/15	1,445,000	1,516,088
Commonwealth Edison 1.95% 9/1/16	4,405,000	4,480,343
Duke Energy 3.95% 9/15/14	1,615,000	1,729,764
Duke Energy Carolinas 1.75% 12/15/16	4,890,000	4,957,007
Jersey Central Power & Light 5.625% 5/1/16	1,825,000	2,052,377
Public Service Electric & Gas 2.70% 5/1/15	1,400,000	1,472,716
		16,208,295
Energy – 3.87%
#BG Energy Capital 144A 2.875% 10/15/16	3,535,000	3,661,016
Noble Holding International 3.05% 3/1/16	6,710,000	6,918,069
Petrobras International Finance 3.50% 2/6/17	5,455,000	5,604,843
Petrohawk Energy 7.875% 6/1/15	5,135,000	5,417,425
#Schlumberger Investment 144A 1.95% 9/14/16	2,875,000	2,912,174
#Schlumberger Norge 144A 1.95% 9/14/16	3,675,000	3,722,518
Sempra Energy 2.30% 4/1/17	3,460,000	3,506,257
Shell International Finance 3.10% 6/28/15	980,000	1,049,812
Statoil 1.80% 11/23/16	5,225,000	5,308,804
Transocean 5.05% 12/15/16	1,330,000	1,425,825
Weatherford International 5.15% 3/15/13	16,000	16,512
#Woodside Finance 144A
4.50% 11/10/14	1,100,000	1,168,366
8.125% 3/1/14	290,000	321,613
		41,033,234
Finance Companies – 1.06%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,163,385
#ERAC USA Finance 144A
2.25% 1/10/14	3,120,000	3,141,390
2.75% 7/1/13	585,000	592,269
General Electric Capital
•0.734% 9/15/14	1,390,000	1,372,298
3.50% 6/29/15	1,205,000	1,281,972
#Hyundai Capital America 144A 4.00% 6/8/17	1,445,000	1,486,398
#Hyundai Capital Services 144A 3.50% 9/13/17	1,210,000	1,214,333
		11,252,045
Insurance – 0.88%
•Chubb 6.375% 3/29/67	1,190,000	1,234,625
MetLife 6.75% 6/1/16	2,015,000	2,396,163
#Metropolitan Life Global Funding I 144A 3.125% 1/11/16	2,965,000	3,074,860
Prudential Financial 3.875% 1/14/15	30,000	31,611
•#ZFS Finance USA Trust IV 144A 5.875% 5/9/32	2,535,000	2,557,181
		9,294,440
Natural Gas – 1.26%
Energy Transfer Partners 8.50% 4/15/14	93,000	105,143

Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,632,850
9.75% 1/31/14	805,000	924,175
Plains All American Pipeline 3.95% 9/15/15	2,460,000	2,640,178
TransCanada Pipelines
3.40% 6/1/15	1,480,000	1,584,362
•6.35% 5/15/67	415,000	429,413
Williams Partners 7.25% 2/1/17	4,236,000	5,102,872
		13,418,993
Real Estate – 0.84%
Health Care REIT 3.625% 3/15/16	2,490,000	2,529,193
Simon Property Group 2.80% 1/30/17	5,650,000	5,791,702
•#USB Realty 144A 1.719% 12/22/49	800,000	606,848
		8,927,743
Technology – 2.53%
Applied Materials 2.65% 6/15/16	837,000	869,173
Hewlett-Packard
1.55% 5/30/14	2,650,000	2,670,625
3.00% 9/15/16	1,830,000	1,881,732
3.30% 12/9/16	2,415,000	2,515,312
International Business Machines 1.25% 2/6/17	6,800,000	6,753,351
National Semiconductor 6.60% 6/15/17	925,000	1,142,404
#Seagate Technology International 144A 10.00% 5/1/14	1,205,000	1,367,675
Tyco Electronics Group 1.60% 2/3/15	1,890,000	1,894,631
Xerox
•1.318% 5/16/14	1,410,000	1,399,978
4.25% 2/15/15	3,500,000	3,719,975
6.35% 5/15/18	2,250,000	2,613,933
		26,828,789
Transportation – 0.32%
Burlington Northern Santa Fe 7.00% 2/1/14	1,585,000	1,761,033
CSX 5.60% 5/1/17	1,385,000	1,597,196
		3,358,229
Total Corporate Bonds (cost $367,437,019)		373,205,918

Municipal Bonds – 1.86%
California State Department of Water Resources Power Supply Revenue 5.00% 5/1/13	4,370,000	4,597,371
Railsplitter Tobacco Settlement Authority, Illinois Revenue 5.00% 6/1/15	1,475,000	1,625,745
Regional Transportation Authority, Illinois Taxable Working Cash (NTS) Series C 2.843% 7/1/12	4,400,000	4,426,312
State of California Series A2 2.00% 6/26/12	9,000,000	9,037,440
Total Municipal Bonds (cost $19,520,652)		19,686,868

Non-Agency Asset-Backed Securities – 19.76%
•Ally Master Owner Trust
#Series 2010-1 A 144A 1.992% 1/15/15	8,000,000	8,093,520
Series 2010-4 A 1.312% 8/15/17	3,465,000	3,497,687
Series 2011-1 A1 1.112% 1/15/16	8,195,000	8,264,759
•American Express Credit Account Master Trust
Series 2010-1 B 0.842% 11/16/15	400,000	400,633
Series 2011-1 A 0.412% 4/17/17	3,270,000	3,277,320
Series 2011-1 B 0.942% 4/17/17	1,250,000	1,256,804
Series 2011-2 A 0.362% 6/15/16	2,310,000	2,310,762
•Ameriquest Mortgage Securities Series 2003-11 AF6 5.64% 12/25/33	34,497	34,447
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.282% 11/15/19	2,115,000	2,075,393
Series 2007-A6 A6 0.302% 9/15/16	2,115,000	2,113,580
Series 2008-B1 B1 1.742% 6/15/15	10,000,000	10,091,903
•#Cabela's Master Credit Card Trust Series 2011-2A A2 144A 0.842% 6/17/19	8,500,000	8,564,433
Capital One Multi-Asset Execution Trust
•Series 2004-A1 A1 0.452% 12/15/16	2,860,000	2,866,010
•Series 2004-A4 A4 0.462% 3/15/17	2,200,000	2,206,261
•Series 2005-A6 A6 0.622% 7/15/15	3,410,000	3,409,617
•Series 2006-A5 A5 0.302% 1/15/16	2,445,000	2,445,100
•Series 2006-A12 A 0.302% 7/15/16	3,515,000	3,513,120
Series 2007-A7 A7 5.75% 7/15/20	665,000	790,831

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 6/25/32	49,815	50,243
•Chase Issuance Trust Series 2005-A2 A2 0.312% 12/15/14	2,300,000	2,300,077
•#Chesapeake Funding Series 2009-2A A 144A 1.992% 9/15/21	8,680,632	8,699,607
•#Citibank Omni Master Trust Series 2009-A14A A14 144A 2.992% 8/15/18	2,985,000	3,143,983
•#CNH Wholesale Master Note Trust 144A
Series 2009-1A A 1.942% 7/15/15	1,500,000	1,506,384
Series 2011-1A A 1.042% 12/15/15	10,000,000	10,007,250
Conseco Financial Series 1997-6 A8 7.07% 1/15/29	316,147	341,627
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	235,000	280,337
•Series 2009-A1 A1 1.542% 12/15/14	4,690,000	4,702,534
•Series 2010-A1 A1 0.892% 9/15/15	4,000,000	4,021,125
•Series 2011-A1 A1 0.592% 8/15/16	1,495,000	1,502,712
•Series 2011-A3 A 0.452% 3/15/17	4,580,000	4,591,386
•Series 2011-A4 A4 0.592% 5/15/19	1,000,000	1,006,040
•Discover Card Master Trust I Series 2005-4 A2 0.332% 6/16/15	3,600,000	3,601,796
#Enterprise Fleet Financing Series 2011-3 A2 144A 1.62% 5/20/17	3,710,000	3,715,574
•Ford Credit Auto Owner Trust Series 2008-C A4B 1.992% 4/15/13	276,108	276,710
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.792% 9/15/14	8,700,000	8,759,866
#Series 2010-3 A2 144A 1.942% 2/15/17	7,375,000	7,642,114
Series 2011-1 A2 0.842% 2/15/16	3,485,000	3,504,931
Series 2012-1 A 0.712% 1/15/16	5,735,000	5,754,758
•GE Capital Credit Card Master Note Trust
Series 2009-1 A 2.342% 4/15/15	9,500,000	9,491,326
Series 2011-1 A 0.792% 1/15/17	2,760,000	2,781,552
Series 2011-3 A 0.472% 9/15/16	3,600,000	3,600,001
•GE Dealer Floorplan Master Note Trust Series 2012-1 A 0.812% 2/20/17	9,405,000	9,440,559
#Golden Credit Card Trust 144A
•Series 2011-2A A 0.642% 10/15/15	2,665,000	2,665,833
Series 2012-2A A1 1.77% 1/15/19	940,000	937,981
•#Gracechurch Card Funding Series 2012-1A A1 144A 1.055% 2/15/17	7,315,000	7,321,232
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14	38,581	38,632
John Deere Owner Trust Series 2009-A A4 3.96% 5/16/16	1,092,513	1,098,977
MBNA Credit Card Master Note Trust Series 2004-B1 B1 4.45% 8/15/16	2,525,000	2,685,701
•#Navistar Financial Dealer Note Master Trust 144A
Series 2009-1 A 1.692% 10/26/15	5,255,000	5,293,387
Series 2011-1 A 1.392% 10/25/16	1,390,000	1,399,895
#Navistar Financial Owner Trust Series 2010-B A3 144A 1.08% 3/18/14	975,000	975,044
New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33	5,336	5,262
•#Nissan Master Owner Trust Receivables Series 2010-AA A 144A 1.392% 1/15/15	4,165,000	4,200,635
•#Penarth Master Issuer 144A
Series 2011-1A A1 0.892% 5/18/15	3,500,000	3,500,144
Series 2011-2A A1 0.992% 11/18/15	3,100,000	3,102,430
•#PFS Financing 144A
Series 2010-DA A 1.692% 2/15/15	3,075,000	3,084,656
Series 2012-AA A 1.442% 2/15/16	3,295,000	3,294,999
•Residential Asset Securities
Series 2002-KS2 AI5 7.279% 4/25/32	23,145	22,132
Series 2006-KS3 AI3 0.412% 4/25/36	82,549	75,191
•Residential Funding Mortgage Securities II Series 2001-HS2 A5 6.92% 4/25/31	2,327	2,331
•#Volkswagen Credit Auto Master Trust Series 2011-1A 144A 0.922% 9/20/16	4,115,000	4,115,000
Total Non-Agency Asset-Backed Securities (cost $209,699,027)		209,754,134

Non-Agency Collateralized Mortgage Obligations – 0.04%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	56,834	52,627
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34	25,329	24,705
Series 2005-3 2A1 5.50% 4/25/20	65,801	67,571
Series 2005-6 7A1 5.50% 7/25/20	49,559	47,329
Series 2005-9 5A1 5.50% 10/25/20	114,886	111,044

•Bank of America Mortgage Securities Series 2003-D 1A2 2.747% 5/25/33	142	111
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	32,860	32,223
w•Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-21 A1 2.803% 5/25/33	11,194	11,063
Series 2003-46 1A1 2.748% 1/19/34	10,228	9,881
•#GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	13,996	14,859
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33	8,098	7,801
Series 2005-6 7A1 5.206% 6/25/35	39,511	39,682
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	9,425	9,480
•Structured ARM Loan Trust Series 2006-5 5A4 5.231% 6/25/36	11,635	921
wWashington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	40,386	41,783
Total Non-Agency Collateralized Mortgage Obligations (cost $464,590)		471,080

«Senior Secured Loan – 0.08%
AIG Tranche 2 7.00% 3/17/16	793,269	797,057
Total Senior Secured Loan (cost $807,548)		797,057

U.S. Treasury Obligations – 6.77%
U.S. Treasury Notes
1.00% 3/31/17	54,365,000	54,246,104
∞2.00% 2/15/22	17,980,000	17,637,265
Total U.S. Treasury Obligations (cost $72,354,377)		71,883,369

	Number of
	Shares
Preferred Stock – 0.27%
•PNC Financial Services Group 8.25%	2,765,000	2,847,477
Total Preferred Stock (cost $2,587,573)		2,847,477

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 20.04%
≠Discount Notes – 6.97%
Federal Home Loan Bank Discount Notes
0.04% 4/27/12	$36,164,755	36,164,502
0.65% 4/25/12	37,834,895	37,834,668
		73,999,170
Repurchase Agreements – 10.13%
Bank of America 0.03%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $32,032,353
(collateralized by U.S. Government obligations 0.125%-4.125%
12/31/13-5/15/15; market value $32,672,919)	32,032,273	32,032,273

BNP Paribas 0.04%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $75,460,749
(collateralized by U.S. Government obligations 1.375%-7.50%
6/15/12-2/15/37; market value $76,969,708)	75,460,498	75,460,498
		107,492,771
≠U.S. Treasury Obligation – 2.94%
U.S. Treasury Bill 0.08% 4/19/12	31,213,114	31,212,552
		31,212,552
Total Short-Term Investments (cost $212,701,680)		212,704,493

Total Value of Securities Before Securities Lending Collateral – 108.44%
(cost $1,141,433,995)		1,151,057,350

	Number of
	Shares
**Securities Lending Collateral – 0.01%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	37,114	36,123
Delaware Investments Collateral Fund No 1	29,531	29,531
@†Mellon GSL Reinvestment Trust II	66,475	0
Total Securities Lending Collateral (cost $133,120)		65,654

Total Value of Securities – 108.45%
(cost $1,141,567,115)	1,151,123,004	©
**Obligation to Return Securities Lending Collateral – (0.01%)	(133,120)
Other Liabilities Net of Receivables and Other Assets – (8.44%)	(89,545,263	)z«
Net Assets Applicable to 105,284,093 Shares Outstanding – 100.00%	$1,061,444,621

•Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $183,890,511, which represented 17.32% of the Series’ net assets. See Note 5 in "Notes."
*Fully or partially on loan.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2012.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes" for additional information on securities lending collateral.
@Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 5 in "Notes."
†Non income producing security.
©Includes $127,278 of securities loaned.
zOf this amount, $213,536,918 represents payable for securities purchased as of March 31, 2012.
«Includes foreign currency valued at $3,091,097 with a cost of $3,063,396.

The following futures contracts and swap contracts were outstanding at March 31, 2012:1

Futures Contracts

				Unrealized
				Appreciation
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	(Depreciation)
(103) U.S. Treasury 10 yr Notes	$(13,309,240)	$(13,336,891)	6/29/12	$(27,651)

Swap Contracts
CDS Contracts

						Unrealized
	Swap &	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	ITRAXX Europe Subordinate
	Financials 17.1 5 yr CDS	EUR	15,290,000	5.00%	6/20/17	375,778
BCLY	Kingdom of Spain
	5 yr CDS	USD	10,210,000	1.00%	3/20/17	48,270
JPMC	ITRAXX Europe Subordinate
	Financials 17.1 5 yr CDS	EUR	22,970,000	5.00%	6/20/17	559,423
MSC	People’s Republic of China
	5 yr CDS	USD	4,649,000	1.00%	12/20/16	(207,013)
MSC	Republic of France
	5yr CDS		2,336,000	0.25%	12/20/16	(49,750)
						$726,708

	Protection Sold / Moody’s Rating:
JPMC	Tyson Foods CDS/Ba		1,100,000	1.00%	3/20/16	$35,781
Total						$762,489

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BCLY – Barclays Bank
CDS – Credit Default Swap
EUR – European Monetary Unit
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – to be announced
USD – United States Dollar
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 30, 2012.

To Be Announced Trades – The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,141,628,713
Aggregate unrealized appreciation	$12,072,622
Aggregate unrealized depreciation	(2,578,331)
Net unrealized appreciation	$9,494,291

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$452,547,557	$4,708,997	457,256,554
Corporate Debt	-	386,678,589	-	386,678,589
Municipal Bonds	-	19,686,868	-	19,686,868
U.S. Treasury Obligations	-	71,883,369	-	71,883,369
Short-Term Investments	-	212,704,493	-	212,704,493
Securities Lending Collateral	-	65,654	-	65,654
Preferred Stock	-	2,847,477	-	2,847,477
Total	$-	$1,146,414,007	$4,708,997	$1,151,123,004

Futures Contracts	$(27,651)	$-	$-	$(27,651)
Swap Contracts	$-	$762,489	$-	$762,489

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency Asset-Backed
	&
	Mortgage-Backed	Securities
	Securities	Lending Collateral	Total Series
Balance as of 12/31/11	$5,765,000	$-	$5,765,000
Purchases	2,043,164	-	2,043,164
Transfers out of Level 3	(3,098,625)	-	(3,098,625)
Net change in unrealized
appreciation (depreciation)	(542)	-	(542)
Balance as of 3/31/12	$4,708,997	$-	$4,708,997

Net change in unrealized
appreciation (depreciation)
from investments
still held as of 3/31/12	$833	$-	$833

During the period ended March 31, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $3,098,625 for the Series. The transfer was due to the Series' pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. The Series' policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2012.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2012, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2012, the net unrealized appreciation of CDS contracts was $762,489. The Series has posted $2,560,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2012, the Series would have been received USD 16,095,000 and EUR 38,260,000 less the value of the contracts’ related reference obligations. The Series received $165,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the Schedule of Investments, at March 31, 2012, the notional value of the protection sold was $1,100,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2012, the net unrealized appreciation of the protection sold was $35,781.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2012, the value of the securities on loan was $127,278, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2012, the value of invested collateral was $65,654. These investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP REIT Series

March 31, 2012

	Number of
	Shares	Value
Common Stock – 94.78%
Diversified REITs – 3.83%
Franklin Street Properties	102,057	$1,081,804
Lexington Realty Trust	314,254	2,825,143
Vornado Realty Trust	134,243	11,303,261
		15,210,208
Healthcare REITs – 10.41%
HCP	344,085	13,577,594
Health Care REIT	186,725	10,262,406
Healthcare Realty Trust	93,825	2,064,150
Ventas	269,899	15,411,233
		41,315,383
Hotel REITs – 5.41%
Host Hotels & Resorts	867,702	14,247,666
LaSalle Hotel Properties	99,690	2,805,277
†Strategic Hotels & Resorts	429,462	2,825,860
†Sunstone Hotel Investors	164,870	1,605,834
		21,484,637
Industrial REITs – 4.70%
EastGroup Properties	54,605	2,742,263
ProLogis	441,750	15,911,835
		18,654,098
Mall REITs – 19.03%
CBL & Associates Properties	150,260	2,842,919
General Growth Properties	311,102	5,285,623
Macerich	233,685	13,495,309
Simon Property Group	343,853	50,092,504
Taubman Centers	52,550	3,833,523
		75,549,878
Manufactured Housing REIT – 1.13%
Equity Lifestyle Properties	64,264	4,481,771
		4,481,771
Multifamily REITs – 18.70%
Apartment Investment & Management	151,675	4,005,737
AvalonBay Communities	96,290	13,610,592
BRE Properties	118,054	5,967,630
Camden Property Trust	108,010	7,101,658
Colonial Properties Trust	149,700	3,252,981
Education Realty Trust	310,025	3,360,671
Equity Residential	351,650	22,020,322
*Essex Property Trust	41,895	6,347,511
UDR	320,886	8,570,865
		74,237,967
Office REITs – 12.31%
Alexandria Real Estate Equities	68,375	5,000,264
Boston Properties	161,390	16,944,336
Brandywine Realty Trust	206,923	2,375,476
*Douglas Emmett	193,675	4,417,727
Highwoods Properties	140,975	4,697,287
Kilroy Realty	83,790	3,905,452
Mack-Cali Realty	34,050	981,321
SL Green Realty	135,813	10,532,298
		48,854,161
Office/Industrial REITs – 5.40%
*Digital Realty Trust	86,170	6,373,995
Duke Realty	357,475	5,126,192
Liberty Property Trust	182,685	6,525,507
PS Business Parks	52,240	3,423,810
		21,449,504
Self-Storage REITs – 4.86%
Extra Space Storage	119,850	3,450,482
Public Storage	114,732	15,852,520
		19,303,002

Shopping Center REITs – 7.35%
Acadia Realty Trust	117,100	2,639,434
*DDR	556,944	8,131,382
Federal Realty Investment Trust	62,014	6,002,335
Kimco Realty	366,299	7,054,919
Regency Centers	120,714	5,369,359
		29,197,429
Single Tenant REIT – 1.22%
National Retail Properties	178,652	4,857,548
		4,857,548
Specialty REIT – 0.43%
Rayonier	38,819	1,711,530
		1,711,530
Total Common Stock (cost $314,165,584)		376,307,116

Exchange-Traded Fund – 1.75%
*iShares Dow Jones U.S. Real Estate Index Fund	111,200	6,926,648
Total Exchange-Traded Fund (cost $6,051,461)		6,926,648

	Principal
	Amount
Short-Term Investments – 3.52%
≠Discount Notes – 1.27%
Federal Home Loan Bank
0.04% 4/27/12	$2,366,766	2,366,750
0.65% 4/25/12	2,679,698	2,679,681
		5,046,431
Repurchase Agreements – 2.00%
Bank of America 0.03%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $2,366,772
(collateralized by U.S. government obligations 0.125%-4.125%
12/31/13-5/15/15; market value $2,414,102)	2,366,766	2,366,766
BNP Paribas 0.04%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $5,575,563
(collateralized by U.S. government obligations 1.375%-7.50%
6/15/12-2/15/37; market value $5,687,056)	5,575,545	5,575,545
		7,942,311
≠U.S. Treasury Obligation – 0.25%
U.S. Treasury Bill 0.008% 4/19/12	997,096	997,078
		997,078
Total Short-Term Investments (cost $13,985,649)		13,985,820

Total Value of Securities Before Securities Lending Collateral – 100.05%
(cost $334,202,694)		397,219,584

	Number of
	Shares
**Securities Lending Collateral – 4.39%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	366,866	357,071
Delaware Investments Collateral Fund No.1	17,065,552	17,065,552
@†Mellon GSL Reinvestment Trust II	1,318,978	0
Total Securities Lending Collateral (cost $18,751,396)		17,422,623

Total Value of Securities – 104.44%
(cost $352,954,090)		414,642,207	©
**Obligation to Return Securities Lending Collateral – (4.72%)		(18,751,396)
Receivables and Other Assets Net of Other Liabilities – 0.28%		1,123,821
Net Assets Applicable to 34,289,512 Shares Outstanding – 100.00%		$397,014,632

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 4 in "Notes."
*Fully or partially on loan.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $18,487,506 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 30, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$380,979,250
Aggregate unrealized appreciation	$63,218,109
Aggregate unrealized depreciation	(29,555,152)
Net unrealized appreciation	$33,662,957

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $108,652,848 may be carried forward and applied against future capital gains. Capital loss carryforwards if not utilized in future years expire as follows: $16,949,182 expires in 2016 and $91,703,666 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$376,307,116	$-	$-	$376,307,116
Investment Companies	6,926,648	-	-	6,926,648
Securities Lending Collateral	-	17,422,623	-	17,422,623
Short-Term Investments	-	13,985,820	-	13,985,820
Total	$383,233,764	$31,408,443	-	$414,642,207

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Options Contracts — During the period ended March 31, 2012, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the period ended March 31, 2012 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2011	135	$77,850
Options exercised	(135)	(77,850)
Options outstanding at March 31, 2012	-	$-

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Companies (DMC) that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2012, the value of securities on loan was $18,487,506, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2012, the value of invested collateral was $17,422,623. These investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust - Delaware VIP Small Cap Value Series

March 31, 2012

	Number of
	Shares	Value
Common Stock – 99.47%
Basic Industry – 9.48%
Albemarle	400,900	$25,625,528
Cytec Industries	225,300	13,695,987
†Ferro	868,100	5,156,514
FMC	64,600	6,838,556
Fuller (H.B.)	284,200	9,330,286
Glatfelter	292,900	4,621,962
Kaiser Aluminum	140,500	6,640,030
Valspar	298,600	14,419,394
		86,328,257
Business Services – 1.51%
Brink's	218,200	5,208,434
United Stationers	226,600	7,031,398
Viad	76,400	1,484,452
		13,724,284
Capital Spending – 9.58%
Actuant Class A	462,700	13,413,673
†*Altra Holdings	405,000	7,776,000
Chicago Bridge & Iron	341,000	14,727,790
Gardner Denver	184,900	11,652,398
Regal Beloit	225,000	14,748,750
†*United Rentals	579,700	24,863,333
		87,181,944
Consumer Cyclical – 1.79%
*Autoliv	100,000	6,705,000
Knoll	309,900	5,156,736
†Meritage Homes	165,000	4,464,900
		16,326,636
Consumer Services – 16.26%
†Big Lots	279,300	12,015,486
Brinker International	265,000	7,300,750
Cato Class A	304,300	8,410,852
CEC Entertainment	218,000	8,264,380
†Cheesecake Factory	299,700	8,808,183
†Children's Place Retail Stores	134,800	6,965,116
†*Collective Brands	355,200	6,983,232
Finish Line Class A	390,600	8,288,532
†Genesco	145,000	10,389,250
†Jack in the Box	328,000	7,862,160
Men's Wearhouse	275,600	10,685,012
*Meredith	206,800	6,712,728
PETsMART	230,800	13,206,375
Rent-A-Center	242,000	9,135,500
Stage Stores	426,325	6,923,518
†Warnaco Group	123,500	7,212,400
Wolverine World Wide	237,550	8,832,109
		147,995,583
Consumer Staples – 1.20%
Ruddick	272,200	10,915,220
		10,915,220
Energy – 8.04%
†Forest Oil	564,000	6,835,680
†Helix Energy Solutions Group	628,600	11,189,080
†Lone Pine Resources	601,941	3,912,617
Patterson-UTI Energy	532,900	9,213,841
Southwest Gas	354,300	15,142,782
†Whiting Petroleum	494,400	26,845,920
		73,139,920
Financial Services – 20.39%
Bank of Hawaii	281,100	13,591,185
Berkley (W.R.)	195,543	7,063,013
Boston Private Financial Holdings	666,200	6,602,042
Comerica	140,031	4,531,403
Community Bank System	425,300	12,240,134
CVB Financial	296,500	3,480,910

East West Bancorp	846,536	19,546,516
First Financial Bancorp	506,000	8,753,800
First Midwest Bancorp	399,600	4,787,208
Hancock Holding	386,100	13,710,411
@Independent Bank	364,800	10,480,704
@Infinity Property & Casualty	280,500	14,678,565
@NBT Bancorp	552,600	12,201,408
Platinum Underwriters Holdings	457,700	16,706,050
S&T Bancorp	240,800	5,222,952
Selective Insurance Group	765,100	13,473,411
StanCorp Financial Group	119,600	4,896,424
Univest Corporation of Pennsylvania	65,800	1,104,124
Validus Holdings	237,921	7,363,655
Wesbanco	258,700	5,210,218
		185,644,133
Healthcare – 5.87%
Cooper	116,500	9,519,215
†Haemonetics	107,800	7,511,504
Owens & Minor	252,950	7,692,210
Service Corp. International	995,700	11,211,582
Teleflex	118,800	7,264,620
Universal Health Services Class B	244,600	10,251,186
		53,450,317
Real Estate – 3.49%
Brandywine Realty Trust	538,933	6,186,951
*Education Realty Trust	408,700	4,430,308
Government Properties Income Trust	197,500	4,761,725
Highwoods Properties	233,500	7,780,220
Washington Real Estate Investment Trust	289,700	8,604,090
		31,763,294
Technology – 15.93%
Black Box	179,802	4,586,749
†Brocade Communications Systems	1,442,300	8,293,225
†*Cirrus Logic	625,300	14,882,140
†Compuware	1,450,200	13,327,338
†Electronics for Imaging	330,000	5,484,600
†NetScout Systems	299,200	6,085,728
†ON Semiconductor	1,275,200	11,489,552
†Parametric Technology	647,700	18,096,738
†Premiere Global Services	821,550	7,426,812
@†QAD
Class A	143,400	1,878,540
Class B	35,850	469,994
†RF Micro Devices	1,293,600	6,442,128
†Synopsys	582,700	17,865,582
†Tech Data	206,100	11,182,986
†Teradyne	217,300	3,670,197
†Vishay Intertechnology	1,138,900	13,849,024
		145,031,333
Transportation – 3.11%
Alexander & Baldwin	318,700	15,441,015
†Kirby	132,000	8,684,280
†Saia	247,800	4,215,078
		28,340,373
Utilities – 2.82%
Black Hills	162,600	5,451,978
El Paso Electric	370,100	12,024,549
NorthWestern	230,000	8,155,800
		25,632,327
Total Common Stock (cost $665,499,667)		905,473,621

	Principal
	Amount
Short-Term Investments – 0.71%
≠Discount Notes – 0.21%
Federal Home Loan Bank
0.04% 4/27/12	$762,214	762,209
0.65% 4/25/12	1,150,762	1,150,755
		1,912,964
Repurchase Agreements – 0.28%
Bank of America 0.03%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $762,216
(collateralized by U.S. government obligations 0.125%-4.125%
12/31/13-5/15/15; market value $777,458)	762,214	762,214

BNP Paribas 0.04%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $1,795,603
(collateralized by U.S. government obligations 1.375%-7.50%
6/15/12-2/15/37; market value $1,831,509)	1,795,597	1,795,597
		2,557,811
≠U.S. Treasury Obligation – 0.22%
U.S. Treasury Bill 0.008% 4/19/12	2,046,366	2,046,329
		2,046,329
Total Short-Term Investments (cost $6,517,004)		6,517,104

Total Value of Securities Before Securities Lending Collateral – 100.18%
(cost $672,016,671)		911,990,725

	Number of
	Shares
**Securities Lending Collateral – 0.15%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	868,523	845,334
Delaware Investments Collateral Fund No.1	517,603	517,603
@†Mellon GSL Reinvestment Trust II	1,097,377	0
Total Securities Lending Collateral (cost $2,483,503)		1,362,937

Total Value of Securities – 100.33%
(cost $674,500,174)		913,353,662 ©
**Obligation to Return Securities Lending Collateral – (0.27%)		(2,483,503)
Other Liabilities Net of Receivables and Other Assets – (0.06%)		(559,992)
Net Assets Applicable to 26,119,559 Shares Outstanding – 100.00%		$910,310,167

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $39,709,211, which represented 4.36% of the Series’ net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes" for additional information on securities lending collateral.
©Includes $2,446,188 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on March 30, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$674,988,752
Aggregate unrealized appreciation	$292,173,824
Aggregate unrealized depreciation	(53,808,914)
Net unrealized appreciation	$238,364,910

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$905,473,621	$-	$-	$905,473,621
Securities Lending Collateral	-	1,362,937	-	1,362,937
Short-Term Investments	-	6,517,104	-	6,517,104
Total	$905,473,621	$7,880,041	$-	$913,353,662

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series policy is to recognize transfers between levels at the end of the reporting period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2012, the value of the securities on loan was $2,446,188, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2012, the value of invested collateral was $1,362,937. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP U.S. Growth Series

March 31, 2012

	Number of
	Shares	Value
²Common Stock – 99.10%
Consumer Discretionary – 13.53%
†Apollo Group Class A	232,800	$8,995,392
*†Ctrip.com International ADR	177,300	3,836,772
NIKE Class B	95,900	10,399,396
†priceline.com	23,025	16,520,438
Staples	511,300	8,272,834
		48,024,832
Consumer Staples – 1.73%
Walgreen	182,800	6,121,972
		6,121,972
Energy – 8.75%
El Paso	274,700	8,117,385
EOG Resources	159,700	17,742,670
*Kinder Morgan	134,500	5,198,425
		31,058,480
Financial Services – 20.43%
CME Group	37,350	10,806,476
†IntercontinentalExchange	92,700	12,738,834
MasterCard Class A	42,150	17,725,761
Progressive	544,600	12,623,828
Visa Class A	157,800	18,620,400
		72,515,299
Healthcare – 9.59%
Allergan	169,800	16,204,014
Novo Nordisk ADR	81,000	11,235,510
Perrigo	64,050	6,617,006
		34,056,530
Materials & Processing – 2.73%
†Syngenta ADR	140,800	9,691,264
		9,691,264
Producer Durables – 8.66%
Caterpillar	59,300	6,316,636
†Crown Castle International	311,700	16,626,078
Expeditors International of Washington	167,800	7,804,378
		30,747,092
Technology – 33.68%
†Adobe Systems	366,000	12,557,460
†Apple	49,775	29,838,618
†Google Class A	25,625	16,431,775
Intuit	229,800	13,817,874
†Polycom	287,100	5,474,997
QUALCOMM	285,400	19,412,908
†Teradata	138,900	9,466,035
†VeriSign	327,500	12,556,350
		119,556,017
Total Common Stock (cost $267,178,463)		351,771,486

	Principal
	Amount
Short-Term Investments – 1.80%
≠Discount Notes – 0.49%
Federal Home Loan Bank
0.04% 4/27/12	$1,223,216	1,223,207
0.65% 4/25/12	502,674	502,671
		1,725,878
Repurchase Agreements – 1.16%
Bank of America 0.03%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $1,223,219
(collateralized by U.S. government obligations 0.125%-4.125%
12/31/13-5/15/15; market value $1,247,680)	1,223,216	1,223,216

BNP Paribas 0.04%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $2,881,618
(collateralized by U.S. government obligations 1.375%-7.50%
6/15/12-2/15/37; market value $2,939,240)	2,881,608	2,881,608
		4,104,824
≠U.S. Treasury Obligation – 0.15%
U.S. Treasury Bill 0.008% 4/19/12	536,136	536,126
		536,126
Total Short-Term Investments (cost $6,366,772)		6,366,828

Total Value of Securities Before Securities Lending Collateral – 100.90%
(cost $273,545,235)		358,138,314

	Number of
	Shares
**Securities Lending Collateral – 0.07%
Investment Companies
BNY Mellon SL DB II Liquidating Fund	150,525	146,506
Delaware Investments Collateral Fund No. 1	110,537	110,537
@†Mellon GSL Reinvestment Trust II	275,126	0
Total Securities Lending Collateral (cost $536,188)		257,043

Total Market Value of Securities – 100.97%
(cost $274,081,423)		358,395,357 ©
**Obligation to Return Securities Lending Collateral – (0.15%)		(536,188)
Other Liabilities Net of Receivables and Other Assets – (0.82%)		(2,898,232)
Net Assets Applicable to 35,234,654 Shares Outstanding – 100.00%		$354,960,937

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes" for additional information on securities lending collateral.
@Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 4 in "Notes."
©Includes $527,688 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 30, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$279,397,746
Aggregate unrealized appreciation	$90,461,476
Aggregate unrealized depreciation	(11,463,865)
Net unrealized appreciation	$78,997,611

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011, if not utilized in future years, will expire as follows: $11,852,525 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$351,771,486	$-	$-	$351,771,486
Securities Lending Collateral	-	257,043	-	257,043
Short-Term Investments	-	6,366,828	-	6,366,828
Total	$351,771,486	$6,623,871	$-	$358,395,357

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2012, the value of the securities on loan was $527,688, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2012, the value of invested collateral was $257,043. These investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust - Delaware VIP Value Series

March 31, 2012

	Number of
	Shares	Value
Common Stock – 96.54%
Consumer Discretionary – 6.80%
Comcast Class A	574,600	$17,243,746
Lowe's	589,100	18,485,958
		35,729,704
Consumer Staples – 14.21%
Archer-Daniels-Midland	483,800	15,317,108
CVS Caremark	357,800	16,029,440
Kimberly-Clark	196,100	14,489,829
Kraft Foods Class A	376,000	14,291,760
*Safeway	719,800	14,547,158
		74,675,295
Energy – 12.01%
Chevron	139,400	14,949,256
ConocoPhillips	217,400	16,524,574
Marathon Oil	479,300	15,193,810
Williams	447,800	13,796,718
†WPX Energy	149,266	2,688,281
		63,152,639
Financials – 12.67%
Allstate	521,700	17,174,364
Bank of New York Mellon	745,700	17,993,741
Marsh & McLennan	481,200	15,778,548
Travelers	264,000	15,628,800
		66,575,453
Healthcare – 17.67%
Baxter International	276,000	16,499,279
Cardinal Health	331,600	14,295,276
Johnson & Johnson	232,500	15,335,700
Merck	397,300	15,256,320
Pfizer	687,041	15,568,349
Quest Diagnostics	260,600	15,935,690
		92,890,614
Industrials – 8.97%
Northrop Grumman	248,000	15,147,840
Raytheon	314,400	16,594,032
Waste Management	440,000	15,382,400
		47,124,272
Information Technology – 12.17%
Cisco Systems	749,900	15,860,385
Intel	578,200	16,253,202
Motorola Solutions	320,871	16,309,895
Xerox	1,925,700	15,559,656
		63,983,138
Materials – 3.14%
duPont (E.I.) deNemours	312,300	16,520,670
		16,520,670
Telecommunications – 5.99%
AT&T	513,324	16,031,109
Verizon Communications	404,800	15,475,504
		31,506,613
Utilities – 2.91%
Edison International	359,200	15,269,592
		15,269,592
Total Common Stock (cost $385,153,516)		507,427,990

	Principal
	Amount
Short-Term Investments – 3.36%
≠Discount Notes – 1.09%
Federal Home Loan Bank
0.04% 4/27/12	$2,701,957	2,701,938
0.65% 4/25/12	3,035,236	3,035,217
		5,737,155
Repurchase Agreements – 1.73%
Bank of America 0.03%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $2,701,964
(collateralized by U.S. government obligations 0.125%-4.125%
12/31/13-5/15/15; market value $2,755,996)	2,701,957	2,701,957

BNP Paribas 0.04%, dated 3/30/12, to be
repurchased on 4/2/12, repurchase price $6,365,195
(collateralized by U.S. government obligations 1.375%-7.50%
6/15/12-2/15/37; market value $6,492,478)	6,365,174	6,365,174
		9,067,131
≠U.S. Treasury Obligation – 0.54%
U.S. Treasury Bill 0.008% 4/19/12	2,855,525	2,855,474
		2,855,474
Total Short-Term Investments (cost $17,659,532)		17,659,760

Total Value of Securities Before Securities Lending Collateral – 99.90%
(cost $402,813,048)		525,087,750

	Number of
	Shares
**Securities Lending Collateral – 0.01%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	2,615	2,545
Delaware Investments Collateral Fund No.1	63,910	63,910
@†Mellon GSL Reinvestment Trust II	287,283	0
Total Securities Lending Collateral (cost $353,808)		66,455

Total Value of Securities – 99.91%
(cost $403,166,856)		525,154,205	©
**Obligation to Return Securities Lending Collateral – (0.06%)		(353,808)
Receivables and Other Assets Net of Other Liabilities – 0.15%		812,626
Net Assets Applicable to 27,443,694 Shares Outstanding – 100.00%		$525,613,023

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $0, which represented 0% of the Series’ net assets. See Note 4 in “Notes."
©Includes $340,498 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 30, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$406,445,120
Aggregate unrealized appreciation	$129,155,517
Aggregate unrealized depreciation	(10,446,432)
Net unrealized appreciation	$118,709,085

For federal income tax purposes, at December 31, 2011, capital loss carryforwards of $105,606,498 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $62,671,693 expires in 2016 and $42,934,805 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Common Stock	$507,427,990	$-	$507,427,990
Short-Term Investments	-	17,659,760	17,659,760
Securities Lending Collateral	-	66,455	66,455
Total	$507,427,990	$17,726,215	$525,154,205

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the period ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2012, the value of securities on loan was $340,498, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2012, the value of invested collateral was $66,455. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Series’ schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: